(AIM LOGO)

                          AIM PREMIER EQUITY II FUND,
                                 A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all retail AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all retail INVESCO Funds and the retail AIM Funds (including your Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of your Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as trustees.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Robert H. Graham

                                          ROBERT H. GRAHAM
                                          Chairman and President

                          AIM PREMIER EQUITY II FUND,
                                 A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

TO THE SHAREHOLDERS OF AIM PREMIER EQUITY II FUND:

     We cordially invite you to attend our Special Meeting of Shareholders to:

          1. Approve a Plan of Reorganization (the "Plan") under which all of the assets of your Fund, an investment portfolio of AIM Funds Group ("Trust"), will be transferred to AIM Premier Equity Fund ("Buying Fund"), also an investment portfolio of Trust, Buying Fund will assume the liabilities of your Fund and Trust will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.

          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- NANCY L. MARTIN

                                          Nancy L. Martin
                                          Secretary

August 25, 2003

                           AIM PREMIER EQUITY II FUND
                            AIM PREMIER EQUITY FUND
                              EACH A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 347-4246

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of AIM Premier Equity II Fund (your Fund). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund to vote on two Proposals. The first Proposal to be voted on is a Plan of Reorganization (the "Plan") that provides for the combination of your Fund, an investment portfolio of AIM Funds Group ("Trust"), with AIM Premier Equity Fund ("Buying Fund"), an investment portfolio of Trust (the "Reorganization") and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

     Under the Plan, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Trust will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Trustees of Trust (the "Board") has approved the Plan and the Reorganization as being in the best interests of your Fund.

     Trust is a registered open-end management investment company that issues its shares in separate series. Your Fund and Buying Fund are each a series of Trust. A I M Advisors, Inc. ("AIM") serves as the investment advisor to both your Fund and Buying Fund. AIM is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund in that both seek long-term growth of capital, although Buying Fund seeks income as a secondary objective. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Plan and the other Proposal described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated May 1, 2003, as supplemented July 31, 2003 and August 14, 2003 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated May 1, 2003, as supplemented June 12, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/ Prospectus. The Prospectus of Buying Fund dated May 1, 2003, as supplemented August 14, 2003 (the "Buying Fund Prospectus") and the related Statement of Additional Information dated May 1, 2003, as supplemented June 12, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and is attached as Appendix II to this Proxy Statement/ Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining Proposal to be voted on is the election of 16 trustees to the Board of Trustees of Trust. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as trustees of Trust.

     Both Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Trust has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE PLAN TO COMBINE YOUR FUND AND
  BUYING FUND...............................................    2
  SUMMARY...................................................    2
     The Reorganization.....................................    2
     Comparison of Investment Objectives and Principal
      Strategies............................................    3
     Comparison of Principal Service Providers..............    4
     Comparison of Performance..............................    4
     Comparison of Fees and Expenses........................    4
     Comparison of Multiple Class Structures................    4
     Comparison of Sales Charges............................    4
     Comparison of Distribution, Purchase and Redemption
      Procedures and Exchange Rights........................    5
  The Board's Recommendation on Proposal 1..................    5
RISK FACTORS................................................    6
  Risks Associated with Buying Fund.........................    6
  Comparison of Risks of Buying Fund and Your Fund..........    6
INFORMATION ABOUT BUYING FUND...............................    6
  Description of Buying Fund Shares.........................    6
  Management's Discussion of Fund Performance...............    6
  Financial Highlights......................................    6
ADDITIONAL INFORMATION ABOUT THE PLAN.......................    7
  Terms of the Reorganization...............................    7
  The Reorganization........................................    7
  Board Considerations......................................    7
  Other Terms...............................................    8
  Federal Income Tax Consequences...........................    8
  Accounting Treatment......................................    9
RIGHTS OF SHAREHOLDERS......................................   10
  General...................................................   10
  Liability of Shareholders.................................   10
  Election of Directors/Trustees; Terms.....................   10
  Removal of Directors/Trustees.............................   10
  Meetings of Shareholders..................................   10
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   10
  Dissolution and Termination...............................   11
  Voting Rights of Shareholders.............................   11
  Dissenters' Rights........................................   11
  Amendments to Organization Documents......................   11
CAPITALIZATION..............................................   12
LEGAL MATTERS...............................................   13
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   13
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   13

                                                              PAGE
                                                              ----
PROPOSAL 2 -- ELECTION OF TRUSTEES..........................   13
  Background................................................   13
  Structure of the Board of Trustees........................   14
  Nominees for Trustees.....................................   14
  The Board's Recommendation on Proposal 2..................   16
  Committees of the Board...................................   16
  Board and Committee Meeting Attendance....................   18
  Trustee's Compensation....................................   18
  Retirement Plan for Trustees..............................   18
  Deferred Compensation Agreements..........................   18
  Officers of Trust.........................................   19
  Security Ownership of Management..........................   19
  Trustee Ownership of Your Fund's Shares...................   19
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   19
  Proxy Statement/Prospectus................................   19
  Time and Place of Special Meeting.........................   19
  Voting in Person..........................................   20
  Voting by Proxy...........................................   20
  Voting by Telephone or the Internet.......................   20
  Quorum Requirement and Adjournment........................   20
  Vote Necessary to Approve Each Proposal...................   21
  Proxy Solicitation........................................   21
  Other Matters.............................................   21
  Shareholder Proposals.....................................   21
  Ownership of Shares.......................................   22
INDEPENDENT PUBLIC ACCOUNTANTS..............................   22
  Fees Paid to the Auditor Related to Trust.................   22
  Fees Paid to the Auditor Not Related to Trust.............   22

EXHIBIT A......Classes of Shares of Your Fund and Corresponding Classes of Shares of
Buying Fund
EXHIBIT B.....................Comparison of Performance of Your Fund and Buying Fund
EXHIBIT C...................................Comparison Fee Table and Expense Example
EXHIBIT D.................................................Trustee Compensation Table
EXHIBIT E..........................................................Officers of Trust
EXHIBIT F...........................................Security Ownership of Management
EXHIBIT G...........................................Trustee Ownership of Fund Shares
EXHIBIT H...............Shares Outstanding of Each Class of Your Fund on Record Date
EXHIBIT I...........................................Ownership of Shares of Your Fund
EXHIBIT J.........................................Ownership of Shares of Buying Fund
APPENDIX I.......Plan of Reorganization for Your Fund (to Effect the Reorganization)
APPENDIX II................................................Prospectus of Buying Fund
APPENDIX III................................Discussion of Performance of Buying Fund

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH

DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k) AND YOUR GOALS. OUR SOLUTIONS ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund and Buying Fund are two of 86 portfolios advised by AIM. Proposals 1 and 2 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticated as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts.

     In considering the integration initiative proposed by AMVESCAP, the directors/trustees of the AIM Funds and the directors of the INVESCO Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of trustees of your Fund.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether Proposal 2 should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on Proposal 2. For information about the Special Meeting and voting on Proposals 1 and 2, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 and 2, see "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal."

                                 PROPOSAL 1 --

                              APPROVAL OF THE PLAN
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent trustees, has determined that the Reorganization is in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund also should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Plan, see "Additional Information About the Plan -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Plan. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund and Buying Fund are each a series Trust, a Delaware statutory trust.

     If shareholders of your Fund approve the Plan and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Trust will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Plan -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Plan is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Plan."

     Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Plan -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives in that both seek long-term growth of capital, although Buying Fund seeks income as a secondary objective. Your Fund and Buying Fund also hold similar securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. Your Fund and Buying Fund have the same fundamental investment restrictions and non-fundamental policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

         AIM PREMIER EQUITY II FUND                       AIM PREMIER EQUITY FUND
                 (YOUR FUND)                                   (BUYING FUND)
         --------------------------                       -----------------------
                                    INVESTMENT OBJECTIVE
- long-term capital growth                     - long-term growth of capital and current
                                                 income
                                   INVESTMENT STRATEGIES
- invests at least 80% of its assets in        - invests at least 80% of its assets in
  equity securities, including convertible       equity securities, including convertible
  securities                                     securities
- investments may include synthetic            - investments may include synthetic
  instruments such as warrants, futures,         instruments such as warrants, futures,
  options , exchange-traded funds and            options, exchange- traded funds and
  American Depositary Receipts                   American Depositary Receipts
- portfolio managers consider whether to sell  - portfolio managers consider whether to sell
  a particular security when they believe the    a particular security when they believe the
  company no longer fits into any of the         company no longer fits into any of the
  following categories:                          following categories:
  (1) out-of-favor cyclical growth companies,    (1) out-of-favor cyclical growth companies,
  (2) established growth companies that are      (2) established growth companies that are
       undervalued compared to historical             undervalued compared to historical
       relative valuation parameters,                 relative valuation parameters,
  (3) companies where there is early but         (3) companies where there is early but
       tangible evidence of improving                 tangible evidence of improving
       prospects that are not yet reflected           prospects that are not yet reflected
       in the price of the company's equity           in the price of the company's equity
       securities, and                                securities, and
  (4) companies whose equity securities are      (4) companies whose equity securities are
       selling at prices that do not reflect          selling at prices that do not reflect
       the current market value of their              the current market value of their
       assets and where there is no reason to         assets and where there is no reason to
       expect realization of this potential           expect realization of this potential
       in the form of increased equity values         in the form of increased equity
                                                      values.
- may invest in preferred stocks and debt      - may invest in preferred stocks and debt
  instruments that have prospects for growth     instruments that have prospects for growth
  of capital                                     of capital
- may invest up to 25% of its total assets in  - may invest up to 25% of its total assets in
  foreign securities                             foreign securities

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                                SERVICE PROVIDERS
                                     -----------------------------------------------------------------------
                                         AIM PREMIER EQUITY II FUND            AIM PREMIER EQUITY FUND
SERVICE                                         (YOUR FUND)                         (BUYING FUND)
-------                                  --------------------------            -----------------------
Investment Advisor.................  A I M Advisors, Inc.                 A I M Advisors, Inc.
                                     11 Greenway Plaza, Suite 100         11 Greenway Plaza, Suite 100
                                     Houston, Texas 77046-1173            Houston, Texas 77046-1173
Distributor........................  A I M Distributors, Inc.             A I M Distributors, Inc.
                                     11 Greenway Plaza, Suite 100         11 Greenway Plaza, Suit 100
                                     Houston, Texas 77046-1173            Houston, Texas 77046-1173
Administrator......................  A I M Advisors, Inc.                 A I M Advisors, Inc.
                                     11 Greenway Plaza, Suite 100         11 Greenway Plaza, Suite 100
                                     Houston, Texas 77046-1173            Houston, Texas 77046-1173
Custodian..........................  State Street Bank and Trust          State Street Bank and Trust
                                     Company                              Company
Transfer Agent and Dividend
  Disbursing Agent.................  A I M Fund Services, Inc.            A I M Fund Services, Inc.
Independent Auditors...............  PricewaterhouseCoopers LLP           PricewaterhouseCoopers LLP

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Class A shares of your Fund and Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund and Buying Fund, as of December 31, 2002, expressed as a percentage of net assets ("Expense Ratio") can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of December 31, 2002 as part of Exhibit C. As shown on Exhibit C, each class of shares of Buying Fund historically and on a pro forma basis after giving effect to the Reorganization has a total Expense Ratio that is lower than the corresponding share class of your Fund.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Class R shares and Institutional Class of shares of Buying Fund are available to investors. These classes are not involved in the Reorganization. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

                                                                               CLASS R
       CLASS A                 CLASS B                 CLASS C            (BUYING FUND ONLY)
       -------                 -------                 -------            ------------------
- subject to an         -  not subject to an    - not subject to an     - not subject to an
  initial sales charge    initial sales charge    initial sales charge    initial sales charge
- may be subject to a   - subject to a CDSC on  - subject to a CDSC on  - may be subject to a
  CDSC on redemptions     certain redemptions     certain redemptions     CDSC on redemptions
  made within 18          made within 6 years     made within 12          made within 12
  months from the date    from the date of        months from the date    months from the date
  of certain large        purchase                of purchase             of certain purchases
  purchases

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     The purchase, redemption and exchange procedures of your Fund and Buying Fund are identical. For information regarding the purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     There is a risk that you could lose all or a portion of your investment in Buying Fund and that the income you may receive from your investment in Buying Fund may vary. The value of your investment in Buying Fund will go up and down with the prices of the securities in which Buying Fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

     An investment in Buying Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are substantially similar to those described above for Buying Fund because of the substantial similarities in their investment objectives and strategies, although set forth below is one risk that differs between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Your Fund may participate in the IPO market in some market cycles, while Buying Fund generally will not purchase IPOs as part of its principal investment strategy and therefore is generally not subject to the risks associated with IPOs.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Trust in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended December 31, 2002 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

                     ADDITIONAL INFORMATION ABOUT THE PLAN

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix I to this Proxy Statement/ Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on October 27, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 24, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Trust's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Trust directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Plan. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended July 31, 2003 and for the short taxable year beginning on August 1, 2003 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended July 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Plan.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at an in-person meeting of the Board held on June 10-11, 2003. The Board determined that the Reorganization is in the best interests of your Fund and Buying Fund and will not dilute the interests of your Fund's shareholders or Buying Fund shareholders, and approved the Plan and the Reorganization, at an in-person meeting of the Board held on July 30, 2003.

     Over the course of the two Board meetings, the Board received from AIM written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that your Fund will bear the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the two Board meetings discussed above, the Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Plan by the shareholders of your Fund at the Special Meeting.

OTHER TERMS

     If any amendment is made to the Plan which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Plan may be amended without shareholder approval.

     Trust has made representations and warranties in the Plan that are customary in matters such as the Reorganization. The obligations of Trust pursuant to the Plan are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Plan; and

     - Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Plan will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Trustees of Trust may waive without shareholder approval any default or failure by Trust to satisfy any of the above conditions as long as such a waiver will not have a material adverse effect on the benefits intended under the Plan for the shareholders of your Fund. The Plan may be terminated and the Reorganization may be abandoned at any time by Trust if the shareholders of your Fund do not approve the Plan or if the Closing does not occur on or before December 31, 2003.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Trust has not requested nor will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Trust as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Trust upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Trust are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Trust is a Delaware statutory trust. The operations of Trust, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

LIABILITY OF SHAREHOLDERS

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Trust have elected a majority of the trustees of Trust. Such trustees serve for the life of Trust, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A trustee of Trust may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Trust.

MEETINGS OF SHAREHOLDERS

     Trust is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Trust provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Trust. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Trust are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Trust except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Pursuant to the Declaration of Trust, Trust or any series or class of shares of beneficial interest in Trust may be terminated by: (1) a majority shareholder vote of Trust or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Trust or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Trust or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Trust or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Trust or one of its investment portfolios; (v) merger or consolidation of Trust or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii)approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Delaware law, the Board of Trustees of Trust may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Trust, without approval of the majority of the shares of Trust. The trustees shall have the power to alter, amend or repeal the bylaws of Trust or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Plan.

                                                                              PRO FORMA
                                            YOUR FUND       BUYING FUND      BUYING FUND
                                          CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                          --------------   --------------   --------------
Net Assets..............................   $23,846,146     $4,367,732,342   $4,391,578,488
Shares Outstanding......................     5,024,964        590,214,989      593,440,473
Net Asset Value Per Share...............   $      4.75     $         7.40   $         7.40

                                                                              PRO FORMA
                                            YOUR FUND       BUYING FUND      BUYING FUND
                                          CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                          --------------   --------------   --------------
Net Assets..............................   $30,317,555     $3,799,567,527   $3,829,885,082
Shares Outstanding......................     6,491,058        547,033,467      551,395,084
Net Asset Value Per Share...............   $      4.67     $         6.95   $         6.95

                                                                                 PRO FORMA
                                               YOUR FUND       BUYING FUND      BUYING FUND
                                             CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                             --------------   --------------   --------------
Net Assets.................................   $12,345,706      $402,859,990     $415,205,696
Shares Outstanding.........................     2,643,697        57,963,887       59,740,299
Net Asset Value Per Share..................   $      4.67      $       6.95     $       6.95

                                                                               PRO FORMA
                                                             BUYING FUND      BUYING FUND
                                                            CLASS R SHARES   CLASS R SHARES
                                                            --------------   --------------
Net Assets................................................     $502,676         $502,676
Shares Outstanding........................................       68,075           68,075
Net Asset Value Per Share.................................     $   7.38         $   7.38

                                                                                  PRO FORMA
                                                           BUYING FUND           BUYING FUND
                                                       INSTITUTIONAL CLASS   INSTITUTIONAL CLASS
                                                       -------------------   -------------------
Net Assets...........................................      $2,066,489            $2,066,489
Shares Outstanding...................................         277,626               277,626
Net Asset Value Per Share............................      $     7.44            $     7.44

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to Buying Fund and your Fund concerning the following topics, please refer, as applicable, to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference and which is attached to this Proxy Statement/ Prospectus as Appendix II and the Selling Fund Prospectus, which has been made a part of this Proxy/ Statement Prospectus by reference: (i) see "Performance Information" for more information about the performance of Buying Fund or your Fund; (ii) see "Fund Management" for more information about the management of Buying Fund or your Fund; (iii) see "Other Information" for more information about Buying Fund's or your Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund or your Fund, the pricing, purchase, redemption and repurchase of shares of Buying Fund or your Fund, tax consequences to shareholders of various transactions in shares of Buying Fund or your Fund, distribution arrangements and the multiple class structure of Buying Fund or your Fund.

                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Trust has filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Trust's registration statement containing the Selling Fund Prospectus and Buying Fund Prospectus and the related Statement of Additional Information is Registration No. 811-1540. Such Selling Fund Prospectus and Buying Fund Prospectus are incorporated herein by reference.

     Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Trust (including the Registration Statement of Trust relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and other registrants that file electronically with the SEC.

                                 PROPOSAL 2 --

                              ELECTION OF TRUSTEES

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors/trustees of the AIM Funds and the independent directors of the INVESCO Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of

Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of trustees.

STRUCTURE OF THE BOARD OF TRUSTEES

     The Board currently consists of 12 persons. Ten of the current trustees are "independent," meaning they are not "interested persons" of Trust within the meaning of the 1940 Act. Two of the current trustees are "interested persons" because of their business and financial relationships with Trust and AIM, its investment advisor, and/or AIM's parent, AMVESCAP.

NOMINEES FOR TRUSTEES

     Trust's Committee on Directors/Trustees (which consists solely of independent trustees) has approved the nomination of each of the 12 current trustees, as set forth below, to serve as trustee until his or her successor is elected and qualified. In addition, the Committee on Directors/Trustees has approved the nomination of four new nominees, as set forth below, to serve as trustee until his or her successor is elected and qualified. These four new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current trustee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each nominee who is a current trustee oversees 86 portfolios which comprise the AIM Funds. The business address of each nominee who is a current trustee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     Each new nominee serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each new nominee currently oversees 46 portfolios which comprise the INVESCO Funds. The business address of each new nominee is 4350 South Monaco Street, Denver, Colorado 80237.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT TRUSTEES

                                 TRUSTEE                                                OTHER DIRECTORSHIP(S)
NAME AND YEAR OF BIRTH            SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          HELD
----------------------           -------   -------------------------------------------  ---------------------
Frank S. Bayley -- 1939........   2001     Of Counsel, law firm of Baker & McKenzie     Badgley Funds, Inc.
                                                                                        (registered
                                                                                        investment company)
Bruce L. Crockett -- 1944......   1997     Chairman, Crockett Technology Associates     ACE Limited
                                           (technology consulting company) and          (insurance company);
                                           Captaris, Inc. (unified messaging provider)  Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)
Albert R. Dowden -- 1941.......   2000     Director of a number of public and private   Cortland Trust, Inc.
                                           business corporations, including the Boss    (Chairman)
                                           Group, Ltd. (private and investment          (registered
                                           management) and Magellan Insurance Company;  investment company);
                                           formerly President, Chief Executive Officer  Annuity and Life Re
                                           and Director, Volvo Group North America,     (Holdings), Ltd.
                                           Inc.; Senior Vice President, AB Volvo and    (insurance company)
                                           director of various affiliated Volvo Group
                                           companies
Edward K. Dunn, Jr. -- 1935....   1998     Formerly, Chairman, Mercantile Mortgage      None
                                           Corp.; President and Chief Operating
                                           Officer, Mercantile-Safe Deposit & Trust
                                           Co.; and President, Mercantile Bankshares
                                           Corp.

                                 TRUSTEE                                                OTHER DIRECTORSHIP(S)
NAME AND YEAR OF BIRTH            SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          HELD
----------------------           -------   -------------------------------------------  ---------------------
Jack M. Fields -- 1952.........   1997     Chief Executive Officer, Twenty First        Administaff
                                           Century Group, Inc. (government affairs
                                           company) and Texana Timber LP
Carl Frischling -- 1937........   1997     Partner, law firm of Kramer Levin Naftalis   Cortland Trust, Inc.
                                           & Frankel LLP                                (registered
                                                                                        investment company)
Prema Mathai-Davis -- 1950.....   1998     Formerly, Chief Executive Officer, YWCA of   None
                                           the USA
Lewis F. Pennock -- 1942.......   1997     Partner, law firm of Pennock & Cooper        None
Ruth H. Quigley -- 1935........   2001     Retired                                      None
Louis S. Sklar -- 1939.........   1997     Executive Vice President, Development and    None
                                           Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

  NOMINEES WHO CURRENTLY ARE INTERESTED PERSONS

NAME, YEAR OF BIRTH              TRUSTEE                                                OTHER DIRECTORSHIP(S)
AND POSITION(S) HELD WITH TRUST   SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          HELD
-------------------------------  -------   -------------------------------------------  ---------------------
Robert H. Graham(1) -- 1946....   1997     Director and Chairman, A I M Management      None
  Chairman and President                   Group Inc. (financial services holding
                                           company); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm) and Chairman,
                                           AMVESCAP PLC -- AIM Division; formerly,
                                           President and Chief Executive Officer,
                                           A I M Management Group Inc.; Director,
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc.
                                           (registered broker dealer), A I M Fund
                                           Services, Inc. (registered transfer agent),
                                           and Fund Management Company (registered
                                           broker dealer); and Chief Executive
                                           Officer, AMVESCAP PLC -- Managed Products
Mark H. Williamson(2) -- 1951..   2003     Director, President and Chief Executive      Director of each of
  Executive Vice President                 Officer, A I M Management Group Inc.;        the ten INVESCO Funds
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Distributors,
                                           Inc. (registered broker dealer); and Chief
                                           Executive Officer of the AIM Division of
                                           AMVESCAP PLC (2003-present); formerly,
                                           Chief Executive Officer, Managed Products
                                           Division, AMVESCAP PLC (2001-2002);
                                           Chairman of the Board (1998-2002),
                                           President (1998-2002) and Chief Executive
                                           Officer (1998-2002) of INVESCO Funds Group,
                                           Inc. (registered investment advisor) and
                                           INVESCO Distributors, Inc. (registered
                                           broker dealer); Chief Operating Officer and
                                           Chairman of the Board of INVESCO Global
                                           Health Sciences Fund; Chairman and Chief
                                           Executive Officer of NationsBanc Advisors,
                                           Inc.; and Chairman of NationsBanc
                                           Investments, Inc.

---------------

(1) Mr. Graham is considered an interested person of Trust because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Trust.

(2) Mr. Williamson is considered an interested person of Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Trust.

  NEW NOMINEES WHO WILL BE INDEPENDENT TRUSTEES

NAME AND YEAR OF BIRTH             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER DIRECTORSHIP(S) HELD
----------------------             -------------------------------------------     --------------------------
Bob R. Baker -- 1936...........  Consultant (2000-present); formerly, President    None
                                 and Chief Executive Officer (1988-2000) of AMC
                                 Cancer Research Center, Denver, Colorado; until
                                 mid-December 1988, Vice Chairman of the Board of
                                 First Columbia Financial Corporation, Englewood,
                                 Colorado; formerly, Chairman of the Board and
                                 Chief Executive Officer of First Columbia
                                 Financial Corporation.
James T. Bunch -- 1942.........  Co-President and Founder of Green, Manning &      None
                                 Bunch Ltd., Denver, Colorado (1988-present)
                                 (investment banking firm); Director, Policy
                                 Studies, Inc. and Van Gilder Insurance
                                 Corporation; formerly, General Counsel and
                                 Director of Boettcher & Co., Denver, Colorado;
                                 and formerly, Chairman and Managing Partner, law
                                 firm of Davis, Graham & Stubbs, Denver,
                                 Colorado.
Gerald J. Lewis -- 1933........  Chairman of Lawsuit Resolution Services, San      General Chemical Group,
                                 Diego, California (1987-present); formerly,       Inc., Hampdon, New
                                 Associate Justice of the California Court of      Hampshire (1996-present),
                                 Appeals; and Of Counsel, law firm of Latham &     Wheelabrator Technologies,
                                 Watkins, San Diego, California (1987-1997).       Inc. (waste management
                                                                                   company), Fisher
                                                                                   Scientific, Inc.
                                                                                   (laboratory supplies),
                                                                                   Henley Manufacturing,
                                                                                   Inc., and California
                                                                                   Coastal Properties, Inc.
Larry Soll, Ph.D. -- 1942......  Retired; formerly, Chairman of the Board (1987-   Synergen Inc. (since
                                 1994), Chief Executive Officer (1982-1989 and     incorporation in 1982) and
                                 1993-1994) and President (1982-1989) of Synergen  Isis Pharmaceuticals, Inc.
                                 Inc. (biotechnology company); and formerly,
                                 trustee of INVESCO Global Health Sciences Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD

     The Board has four standing committees: an Audit Committee, an Investments Committee, a Valuation Committee and a Committee on Directors/Trustees. These committees will remain as part of the proposed combined board.

  AUDIT COMMITTEE

     The Audit Committee is comprised entirely of independent trustees. The current members of the Audit Committee are Messrs. Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth
H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees is comprised entirely of independent trustees. The current members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Trust at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of Trust for selection as members of each committee of the Board, including, without limitation, the Audit Committee, the Committee on Directors/ Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Trust.

     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

     Notice procedures set forth in Trust's bylaws require that any shareholder of your Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Secretary of Trust the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the meeting and not earlier than the close of business on the 120th day prior to the meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934 (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and
(ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on Trust's books, and of such beneficial owner; and
(b) the number of shares of each series portfolio of Trust which are owned of record or beneficially by such shareholder and such beneficial owner.

  INVESTMENTS COMMITTEE

     The current members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The current members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended December 31, 2002, the Board met ten times, the Audit Committee met six times, the Committee on Directors/Trustees met five times, the Investments Committee met four times and the Valuation Committee met one time. All of the current trustees then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

TRUSTEE'S COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Exhibit D.

RETIREMENT PLAN FOR TRUSTEES

     The trustees have adopted a retirement plan for the trustees of Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or
(ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the plan is not secured or funded by Trust.

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the

"Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' termination of service as a trustee of Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of Trust and of each other AIM Fund from which they are deferring compensation.

OFFICERS OF TRUST

     Information regarding the current officers of Trust can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by trustees, nominees, and current executive officers of Trust can be found in Exhibit F.

TRUSTEE OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex can be found in Exhibit G.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Trust intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit H. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Plan.

     - FOR the election of all 16 nominees for trustee.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Trust in writing to the address of Trust set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 2 if shareholders entitled to vote one-third of the issued and outstanding shares of Trust on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     Proposal 1. Approval of Proposal 1 requires the lesser of (a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposal 1 because approval of Proposal 1 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

     Proposal 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect trustees, meaning that the trustee nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for trustees, the plurality requirement is not a factor. Abstentions and broker non-votes will not count as votes cast and will have no effect on the outcome of this proposal.

PROXY SOLICITATION

     Trust has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $24,400. Trust expects to solicit proxies principally by mail, but Trust or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Trust's officers will not receive any additional or special compensation for any such solicitation. Your Fund will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Trust at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Trust must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a trustee, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the
Board -- Committee on Directors/Trustees."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit I.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Trust owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit J.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Trust's independent public accountants for the fiscal year ending December 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committee of the Board has considered whether the provision of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO TRUST

     The Auditor billed Trust (consisting of twelve separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................  $292,970
Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees*.............................................  $ 52,214
                                                              --------
Total Fees..................................................  $345,184

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Trust.

FEES PAID TO THE AUDITOR NOT RELATED TO TRUST

     The Auditor billed AIM aggregate fees for professional services rendered for the 2002 fiscal year to AIM, or any affiliate that provided services to Trust, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees**............................................  $346,364
                                                              --------
Total Fees..................................................  $346,364

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provides support for the operations of Trust. All Other Fees include business advisory services performed for the selection of a transfer agent and its conversion. The services provided benefited many legal entities of AIM, including many other funds within the AIM Fund complex.

                                   EXHIBIT A

                                                               CORRESPONDING CLASSES OF
CLASSES OF SHARES OF YOUR FUND                                  SHARES OF BUYING FUND
------------------------------                                 ------------------------
Class A shares..............................................   Class A shares
Class B shares..............................................   Class B shares
Class C shares..............................................   Class C shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

AIM PREMIER EQUITY II FUND (YOUR FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................  -18.17%

2002...................................................................  -29.89%

     The Class A shares' year-to-date total return as of March 31, 2003 was -4.04%.

     During the period shown in the bar chart, the highest quarterly return was 15.53% (quarter ended December 31, 2001) and the lowest quarterly return was -24.82% (quarter ended September 30, 2001).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                          SINCE       INCEPTION
                                                              1 YEAR    INCEPTION       DATE
                                                              -------   ---------     ---------
Class A                                                                               08/31/00
  Return Before Taxes.......................................   (33.73)%  (27.69)%
  Return After Taxes on Distributions.......................   (33.73)   (27.72)
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................   (20.71)   (21.10)
S&P 500 Index(1)............................................   (22.09)   (19.69)(3)   08/31/00(3)
Lipper Multi-Cap Core Fund Index(2).........................   (21.74)   (18.76)(3)   08/31/00(3)

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Multi-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The Lipper Multi-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Core category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

(3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

AIM PREMIER EQUITY FUND (BUYING FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   18.71%
1994...................................................................    3.28%
1995...................................................................   34.85%
1996...................................................................   14.52%
1997...................................................................   23.95%
1998...................................................................   32.76%
1999...................................................................   29.95%
2000...................................................................  -14.95%
2001...................................................................  -12.99%
2002...................................................................  -30.91%

     The Class A shares' year-to-date total return as of March 31, 2003 was -1.46%.

     During the periods shown in the bar chart, the highest quarterly return was 27.35% (quarter ended December 31, 1998) and the lowest quarterly return was -18.61% (quarter ended June 30, 2002).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                                        INCEPTION
                                                          1 YEAR   5 YEARS   10 YEARS     DATE
                                                          ------   -------   --------   ---------
Class A                                                                                 05/01/84
  Return Before Taxes...................................  (34.70)%  (3.58)%    6.94%
  Return After Taxes on Distributions                     (34.70)   (4.58)     5.41
  Return After Taxes on Distributions and Sale of Fund
     Shares.............................................  (21.30)   (2.52)     5.55
S&P 500(1)..............................................  (22.09)   (0.58)     9.34
Lipper Large-Cap Core Fund Index(2).....................  (21.23)   (0.74)     8.04

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual, after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compacted to the Standard & Poor's 500 Index.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C shares of AIM Premier Equity II Fund ("Selling Fund"), and of Class A, Class B, Class C, Class R and Institutional Class shares of AIM Premier Equity Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                      SELLING FUND                                  BUYING FUND
                                    (AS OF 12/31/02)                             (AS OF 12/31/02)
                              -----------------------------   -------------------------------------------------------
                              CLASS A     CLASS B   CLASS C   CLASS A     CLASS B   CLASS C   CLASS R   INSTITUTIONAL
                              SHARES      SHARES    SHARES    SHARES      SHARES    SHARES    SHARES    CLASS SHARES
                              -------     -------   -------   -------     -------   -------   -------   -------------
SHAREHOLDER FEES
(fees paid directly from
 your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
   offering price)..........   5.50%       None      None      5.50%       None      None      None         None
Maximum Deferred Sales
 Charge (Load)
 (as a percentage of
   original purchase price
   or redemption proceeds,
   whichever is less).......   None(1)(2)  5.00%     1.00%     None(1)(2)  5.00%     1.00%     None(3)      None
ANNUAL FUND OPERATING
 EXPENSES(4)
(expenses that are deducted
 from fund assets)
Management Fees.............   0.75%       0.75%     0.75%     0.63%       0.63%     0.63%     0.63%        0.63%
Distribution and/or Service
 (12b-1) Fees...............   0.35%       1.00%     1.00%     0.25%       1.00%     1.00%     0.50%        0.00%
Other Expenses(5)...........   0.60%       0.60%     0.60%     0.31%       0.31%     0.31%     0.31%        0.05%
Total Annual Fund Operating
 Expenses(6)................   1.70%       2.35%     2.35%     1.19%       1.94%     1.94%     1.44%        0.68%

                                          BUYING FUND PRO FORMA COMBINED
                                                 (AS OF 12/31/02)
                              -------------------------------------------------------
                              CLASS A     CLASS B   CLASS C   CLASS R   INSTITUTIONAL
                              SHARES      SHARES    SHARES    SHARES    CLASS SHARES
                              -------     -------   -------   -------   -------------
SHAREHOLDER FEES
(fees paid directly from
 your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
   offering price)..........   5.50%       None      None      None         None
Maximum Deferred Sales
 Charge (Load)
 (as a percentage of
   original purchase price
   or redemption proceeds,
   whichever is less).......   None(1)(2)  5.00%     1.00%     None(3)      None
ANNUAL FUND OPERATING
 EXPENSES(4)
(expenses that are deducted
 from fund assets)
Management Fees.............   0.63%       0.63%     0.63%     0.63%        0.63%
Distribution and/or Service
 (12b-1) Fees...............   0.25%       1.00%     1.00%     0.50%        0.00%
Other Expenses(5)...........   0.31%       0.31%     0.31%     0.31%        0.05%
Total Annual Fund Operating
 Expenses(6)................   1.19%       1.94%     1.94%     1.44%        0.68%

---------------

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Other expenses for Class R shares of Buying Fund are based on estimated expenses for the current fiscal year.

(6) The investment advisor has agreed to waive a portion of the management fees on assets in excess of $5 billion. Total Annual Operating Fund Expenses of Buying Fund, net of this agreement, were 1.17%, 1.92%, 1.92%, 1.48% and 0.66% for Class A, Class B, Class C, Class R and Institutional Class shares, respectively. Termination of this agreement requires approval by the Board of Trustees.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE    THREE     FIVE     TEN
                                                      YEAR   YEARS    YEARS    YEARS
                                                      ----   ------   ------   ------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....  $713   $1,056   $1,422   $2,448
  Assuming no redemption............................  $713   $1,056   $1,422   $2,448
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................  $738   $1,033   $1,455   $2,524
  Assuming no redemption(3).........................  $238   $  733   $1,255   $2,524
Class C shares
  Assuming complete redemption at end of
     period(2)......................................  $338   $  733   $1,255   $2,686
  Assuming no redemption............................  $238   $  733   $1,255   $2,686
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....  $665   $  907   $1,168   $1,914
  Assuming no redemption............................  $665   $  907   $1,168   $1,914
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................  $697   $  909   $1,247   $2,070
  Assuming no redemption(3).........................  $197   $  609   $1,047   $2,070
Class C shares
  Assuming complete redemption at end of
     period(2)......................................  $297   $  609   $1,047   $2,264
  Assuming no redemption............................  $197   $  609   $1,047   $2,264
Class R shares
  Assuming complete redemption at end of period.....  $147   $  456   $  787   $1,742
  Assuming no redemption............................  $147   $  456   $  787   $1,742
Institutional Class shares
  Assuming complete redemption at end of period.....  $ 69   $  218   $  379   $  847
  Assuming no redemption............................  $ 69   $  218   $  379   $  847

                                                      ONE    THREE     FIVE     TEN
                                                      YEAR   YEARS    YEARS    YEARS
                                                      ----   ------   ------   ------
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.....  $665   $  907   $1,168   $1,914
  Assuming no redemption............................  $665   $  907   $1,168   $1,914
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................  $697   $  909   $1,247   $2,070
  Assuming no redemption(3).........................  $197   $  609   $1,047   $2,070
Class C shares
  Assuming complete redemption at end of
     period(2)......................................  $297   $  609   $1,047   $2,264
  Assuming no redemption............................  $197   $  609   $1,047   $2,264
Class R shares
  Assuming complete redemption at end of period.....  $147   $  456   $  787   $1,724
  Assuming no redemption............................  $147   $  456   $  787   $1,724
Investor Class shares
  Assuming complete redemption at end of period.....  $ 69   $  218   $  379   $  847
  Assuming no redemption............................  $ 69   $  218   $  379   $  847

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class A shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002:

                                                                                         TOTAL
                               AGGREGATE     RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                             COMPENSATION      ACCRUED BY ALL       BENEFITS UPON     FROM ALL AIM
NAME OF TRUSTEE              FROM TRUST(1)      AIM FUNDS(2)        RETIREMENT(3)       FUNDS(4)
---------------              -------------   -------------------   ----------------   ------------
Frank S. Bayley............     $20,222           $142,800             $90,000          $150,000
Bruce L. Crockett..........      20,094             50,132              90,000           149,000
Albert R. Dowden...........      20,222             57,955              90,000           150,000
Edward K. Dunn, Jr. .......      20,094             94,149              90,000           149,000
Jack M. Fields.............      20,222             29,153              90,000           153,000
Carl Frischling(5).........      20,222             74,511              90,000           150,000
Prema Mathai-Davis.........      20,222             33,931              90,000           150,000
Lewis F. Pennock...........      20,811             54,802              90,000           154,000
Ruth H. Quigley............      20,222            142,502              90,000           153,000
Louis S. Sklar.............      20,683             78,500              90,000           153,000

---------------

(1) Amounts shown are based on the fiscal year ended December 31, 2002. The total amount of compensation deferred by all trustees of Trust during the fiscal year ended December 31, 2002, including earnings, was $89,867.

(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to Trust in respect of such retirement benefits was $102,009.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of 17 registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2002, Trust paid $64,893 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Trust. Mr. Frischling is a partner of such firm.

                                   EXHIBIT E

                               OFFICERS OF TRUST

     The following table provides information with respect to the current officers of Trust. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

NAME, YEAR OF BIRTH AND             OFFICER
POSITION(S) HELD WITH TRUST          SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------         -------      -------------------------------------------
Robert H. Graham -- 1946..........   1997     Director and Chairman, A I M Management Group Inc.
  Chairman and President                      (financial services holding company); and Director
                                              and Vice Chairman, AMVESCAP PLC (parent of AIM and
                                              a global investment management firm) and Chairman,
                                              AMVESCAP PLC -- AIM Division; formerly, President
                                              and Chief Executive Officer, A I M Management
                                              Group Inc.; Director, Chairman and President,
                                              A I M Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M Capital
                                              Management, Inc. (registered investment advisor),
                                              A I M Distributors, Inc. (registered broker
                                              dealer), A I M Fund Services, Inc. (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief Executive
                                              Officer, AMVESCAP PLC -- Managed Products
Mark H. Williamson -- 1951........   2003     Director, President and Chief Executive Officer,
  Executive Vice President                    A I M Management Group Inc.; Director, Chairman
                                              and President, A I M Advisors, Inc. (registered
                                              investment advisor); Director, A I M Distributors,
                                              Inc. (registered broker dealer); and Chief
                                              Executive Officer of the AIM Division of AMVESCAP
                                              PLC (2003-present); formerly, Chief Executive
                                              Officer, Managed Products Division, AMVESCAP PLC
                                              (2001-2002); Chairman of the Board (1998-2002),
                                              President (1998-2002) and Chief Executive Officer
                                              (1998-2002) of INVESCO Funds Group, Inc.
                                              (registered investment advisor) and INVESCO
                                              Distributors, Inc. (registered broker dealer);
                                              Chief Operating Officer and Chairman of the Board
                                              of INVESCO Global Health Sciences Fund; Chairman
                                              and Chief Executive Officer of NationsBanc
                                              Advisors, Inc.; and Chairman of NationsBanc
                                              Investments, Inc.
Kevin M. Carome -- 1956...........   2003     Director, Senior Vice President and General
  Senior Vice President                       Counsel, A I M Management Group Inc. (financial
                                              services holding company) and A I M Advisors,
                                              Inc.; and Vice President, A I M Capital
                                              Management, Inc., A I M Distributors, Inc. and
                                              A I M Fund Services; Director, Vice President and
                                              General Counsel, Fund Management Company;
                                              formerly, Senior Vice President and General
                                              Counsel, Liberty Financial Companies, Inc.; and
                                              Senior Vice President and General Counsel, Liberty
                                              Funds Group, LLC

NAME, YEAR OF BIRTH AND             OFFICER
POSITION(S) HELD WITH TRUST          SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------         -------      -------------------------------------------
Gary T. Crum -- 1947..............   1997     Director, Chairman and Director of Investments,
  Senior Vice President                       A I M Capital Management, Inc.; Director and
                                              Executive Vice President, A I M Management Group,
                                              Inc.; Director and Senior Vice President, A I M
                                              Advisors, Inc.; and Director, A I M Distributors,
                                              Inc. and AMVESCAP PLC; formerly Chief Executive
                                              Officer and President, A I M Capital Management,
                                              Inc.
Robert G. Alley -- 1948...........   1997     Managing Director and Chief Fixed Income Officer,
  Vice President                              A I M Capital Management, Inc. and Vice President,
                                              A I M Advisors, Inc.
Stuart W. Coco -- 1955............   1997     Managing Director and Chief Research
  Vice President                              Officer -- Fixed Income, A I M Capital Management,
                                              Inc.; and Vice President, A I M Advisors, Inc.
Melville B. Cox -- 1943...........   1997     Vice President and Chief Compliance Officer, A I M
  Vice President                              Advisors, Inc. and A I M Capital Management, Inc.;
                                              and Vice President, A I M Fund Services, Inc.
Karen Dunn Kelley -- 1960.........   1997     Senior Vice President, A I M Capital Management,
  Vice President                              Inc.; Director and President, Fund Management
                                              Company; and Vice President, A I M Advisors, Inc.
Edgar M. Larsen -- 1940...........   1999     Vice President, A I M Advisors, Inc.; and
  Vice President                              President, Chief Executive Officer and Chief
                                              Investment Officer, A I M Capital Management, Inc.
Dana R. Sutton -- 1959............   1997     Vice President and Fund Treasurer, A I M Advisors,
  Vice President and Treasurer                Inc.
Nancy L. Martin -- 1957...........   2003     Vice President, A I M Advisors, Inc.; and Vice
  Secretary                                   President and General Counsel, A I M Capital
                                              Management, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Trust, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of beneficial interest of each class of each Fund by the trustees, nominees, and current executive officers of Trust. No information is given as to a Fund or class if a trustee, nominee or current executive officer held no shares of any or all classes of such Fund as of July 25, 2003.

                                                                               NUMBER OF
                                                                              SHARES OWNED     PERCENT OF
NAME OF TRUSTEE/ NOMINEE/ OFFICER             SERIES AND CLASS                BENEFICIALLY       CLASS
---------------------------------             ----------------              ----------------   ----------
Frank S. Bayley...............     AIM European Small Company Fund                767.162          *
                                     (Class A)
                                   AIM Premier Equity Fund                         830.10          *
                                     (Class A)
Bruce L. Crockett.............     AIM Mid Cap Basic Value Fund                   368.615(1)       *
                                     (Class A)
                                   AIM Premier Equity Fund                        134.223          *
                                     (Class A)
                                   AIM Select Equity Fund                          86.872          *
                                     (Class A)
                                   AIM Small Cap Equity Fund                      366.263(1)       *
                                     (Class A)
Albert R. Dowden..............     AIM Small Cap Equity Fund                    1,707.316          *
                                     (Class A)
Jack M. Fields................     AIM Premier Equity Fund                     11,786.685(1)       *
                                     (Class A)
Carl Frischling...............     AIM Basic Balanced Fund                      7,102.803          *
                                     (Class A)
                                   AIM European Small Company Fund              6,195.787(1)       *
                                     (Class A)
                                   AIM International Emerging Growth Fund       3,889.854(1)       *
                                     (Class A)
                                   AIM Premier Equity Fund                      5,907.491(1)       *
                                     (Class A)
Robert H. Graham..............     AIM Balanced Fund                            5,148.945          *
                                     (Class A)
                                   AIM Premier Equity Fund                      8,608.982          *
                                     (Class A)
                                   AIM Small Cap Equity Fund                   18,939.394          *
                                     (Class A)
Prema Mathai-Davis............     AIM European Small Company Fund              1,422.998(1)       *
                                     (Class A)
Lewis F. Pennock..............     AIM Balanced Fund                               969.14          *
                                     (Class A)
Robert G. Alley...............     AIM Balanced Fund                            4,527.551          *
                                     (Class A)
Stuart W. Coco................     AIM New Technology Fund                      2,522.704          *
                                     (Class A)
                                   AIM Premier Equity II Fund                   2,517.011          *
                                     (Class A)

                                                                               NUMBER OF
                                                                              SHARES OWNED     PERCENT OF
NAME OF TRUSTEE/ NOMINEE/ OFFICER             SERIES AND CLASS                BENEFICIALLY       CLASS
---------------------------------             ----------------              ----------------   ----------
Edgar M. Larsen...............     AIM European Small Company Fund              18,209.96          *
                                     (Class A)
                                   AIM New Technology Fund                      10,560.76          *
                                     (Class A)
                                   AIM Premier Equity II Fund                   6,637.831          *
                                     (Class A)
                                   AIM Small Cap Equity Fund                    6,547.298          *
                                     (Class A)
All Trustees, Nominees, and
  current Executive Officers as a
  Group.......................     AIM Balanced Fund                           10,645.636          *
                                     (Class A)
                                   AIM Basic Balanced Fund                      7,102.803          *
                                     (Class A)
                                   AIM European Small Company Fund             26,595.907        1.06%
                                     (Class A)
                                   AIM International Emerging Growth Fund       3,889.854          *
                                     (Class A)
                                   AIM Mid Cap Basic Value Fund                   368.615          *
                                     (Class A)
                                   AIM New Technology Fund                     13,083.464          *
                                     (Class A)
                                   AIM Premier Equity Fund                     27,267.481          *
                                     (Class A)
                                   AIM Premier Equity II Fund                   9,154.842          *
                                     (Class A)
                                   AIM Select Equity Fund                          86.872          *
                                     (Class A)
                                   AIM Small Cap Equity Fund                   27,560.271          *
                                     (Class A)

---------------

 * Less than 1% of the outstanding shares of the class.

(1) Certain of these shares may be attributed to shares credited to the applicable director under the directors' Deferred Compensation Agreements.

                                   EXHIBIT G

                        TRUSTEE OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex:

                                                                      AGGREGATE DOLLAR RANGE OF
                                                                      EQUITY SECURITIES IN ALL
                                                                        REGISTERED INVESTMENT
                                          DOLLAR RANGE OF EQUITY    COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE                           SECURITIES IN YOUR FUND    IN THE AIM FUNDS COMPLEX(1)
---------------                           -----------------------   -----------------------------
INTERESTED TRUSTEES
Robert H. Graham........................           None                       Over $100,000
Mark H. Williamson......................           None                   $10,001 - $50,000
INDEPENDENT TRUSTEES
Frank S. Bayley.........................           None                   $10,001 - $50,000
Bruce L. Crockett.......................           None                        $1 - $10,000
Albert R. Dowden........................           None                  $50,001 - $100,000
Edward K. Dunn, Jr.(1)..................           None                       Over $100,000
Jack M. Fields(1).......................           None                       Over $100,000
Carl Frischling(1)......................           None                       Over $100,000
Prema Mathai-Davis(1)...................           None                       Over $100,000
Lewis F. Pennock........................           None                  $50,001 - $100,000
Ruth H. Quigley.........................           None                        $1 - $10,000
Louis S. Sklar(1).......................           None                       Over $100,000
INDEPENDENT NOMINEES
Bob R. Baker............................           None                                None
James T. Bunch..........................           None                                None
Gerald J. Lewis.........................           None                                None
Larry Soll, Ph.D........................           None                                None

---------------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   EXHIBIT H

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES
  4,723,018.94
CLASS B SHARES
  6,137,463.14
CLASS C SHARES
  2,400,748.37

                                   EXHIBIT I

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                         NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                     CLASS OF SHARES   SHARES OWNED     OF RECORD*
----------------                                     ---------------   -------------   -------------
Merrill Lynch Pierce Fenner & Smith................    Class B            691,043.30      11.26%
  FBO The Sole Benefit of Customers
  Attn: Fund Administration
  4800 Deer Lake Drive East 2nd Floor
  Jacksonville, FL 32246-6484
Citigroup Global Markets House Account.............    Class B            419,528.01       6.84%
  Attn: Cindy Tempesta 7th Floor
  333 West 34th Street
  New York, NY 10001-2402
Merrill Lynch Pierce Fenner & Smith................    Class C            502,197.65      20.92%
  FBO The Sole Benefit of Customers
  Attn: Fund Administration
  4800 Deer Lake Drive East 2nd Floor
  Jacksonville, FL 32246-6484

---------------

* Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT J

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                      CLASS OF           NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                       SHARES          SHARES OWNED     OF RECORD*
----------------                                      --------         -------------   -------------
Merrill Lynch Pierce Fenner & Smith............        Class A         55,352,846.54        9.74%
  FBO The Sole Benefit of Customers
  Attn: Fund Administration
  4800 Deer Lake Drive East 2nd Floor
  Jacksonville, FL 32246-6484
Citigroup Global Markets House Account.........        Class A         32,944,201.52        5.79%
  Attn: Cindy Tempesta 7th Floor
  333 West 34th Street
  New York, NY 10001-2402
Citigroup Global Markets House Account.........        Class B         44,595,417.23        8.99%
  Attn: Cindy Tempesta 7th Floor
  333 West 34th Street
  New York, NY 10001-2402
Merrill Lynch Pierce Fenner & Smith............        Class B         40,165,883.29        8.09%
  FBO The Sole Benefit of Customers
  Attn: Fund Administration
  4800 Deer Lake Drive East 2nd Floor
  Jacksonville, FL 32246-6484
Merrill Lynch Pierce Fenner & Smith............        Class C         10,781,496.90       19.92%
  FBO The Sole Benefit of Customers
  Attn: Fund Administration
  4800 Deer Lake Drive East 2nd Floor
  Jacksonville, FL 32246-6484
Citigroup Global Markets House Account.........        Class C          5,628,825.21       10.40%
  Attn: Cindy Tempesta 7th Floor
  333 West 34th Street
  New York, NY 10001-2402
APB025 Logan Bank & Trust Co. 401K.............        Class R             11,044.57       17.23%
  FBO APB
  P.O. Box 505
  Warrendale, PA 15086-0505
AMVESCAP National Trust Company TTE............        Class R              9,280.49       14.48%
  FBO Guys Inc. 401(k) Profit
  Sharing Plan
  P.O. Box 105779
  Atlanta, GA 30348-5779

                                                      CLASS OF           NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                       SHARES          SHARES OWNED     OF RECORD*
----------------                                      --------         -------------   -------------
Circle Trust Company Custodian For.............        Class R              6,664.63       10.40%
  401K FBO
  Milikin Mandt Associates Inc. IRA
  Omnibus Account
  Metro Center
  One Station Pl.
  Stamford, CT 06902-6800
Airbrush Images Inc. 401K Plan.................        Class R              5,984.00        9.34%
  Daniel E. Henrichs TTEE
  850 N. FM 3083
  Conroe, TX 77303-1850
Reliance Trust Company CSDN FBO................        Class R              5,794.64        9.04%
  Olmos Equipment Inc. 401K Ret. Plan
  P.O. Box 48529
  Atlanta, GA 30362-1529
Walsh & Sons Construction Corp.................        Class R              3,678.85        5.74%
  Forfeiture Account
  DTD 12/01/1982
  3209 Vestal Pkwy. E.
  Vestal, NY 13850-2154
Tulsa & Co.....................................  Institutional Class      196,638.37       74.25%
  P.O. Box 3688
  Tulsa, OK 74101-3688
First Command Bank Trust.......................  Institutional Class       61,842.46       23.35%
  Attention: Trust Department
  P.O. Box 901075
  Fort Worth, TX 76101-2075

---------------

* Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                             PLAN OF REORGANIZATION
                                      FOR
                          AIM PREMIER EQUITY II FUND,
                            A SEPARATE PORTFOLIO OF
                                AIM FUNDS GROUP
                                 JULY 30, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-3
SECTION 2.1.      Reorganization of Selling Fund..............................   I-3
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-4
SECTION 2.5.      Termination of Series.......................................   I-4
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-5
SECTION 2.8.      Liabilities.................................................   I-5

ARTICLE 3  CONDITIONS PRECEDENT WITH RESPECT TO BUYING FUND...................   I-5
SECTION 3.1.      Registration and Regulation of Selling Fund.................   I-5
SECTION 3.2.      Selling Fund Financial Statements...........................   I-5
SECTION 3.3.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.4.      Selling Fund Shares; Business Operations....................   I-6
SECTION 3.5.      Accountants.................................................   I-6
SECTION 3.6.      Binding Obligation..........................................   I-6
SECTION 3.7.      No Breaches or Defaults.....................................   I-7
SECTION 3.8.      Permits.....................................................   I-7
SECTION 3.9.      No Actions, Suits or Proceedings............................   I-7
SECTION 3.10.     Contracts...................................................   I-7
SECTION 3.11.     Properties and Assets.......................................   I-7
SECTION 3.12.     Taxes.......................................................   I-7
SECTION 3.13.     Benefit and Employment Obligations..........................   I-8
SECTION 3.14.     Voting Requirements.........................................   I-8
SECTION 3.15.     State Takeover Statutes.....................................   I-8
SECTION 3.16.     Books and Records...........................................   I-8
SECTION 3.17.     Prospectus and Statement of Additional Information..........   I-8
SECTION 3.18.     No Distribution.............................................   I-8
SECTION 3.19.     Liabilities of Selling Fund.................................   I-8
SECTION 3.20.     Shareholder Expenses........................................   I-9

ARTICLE 4  CONDITIONS PRECEDENT WITH RESPECT TO SELLING FUND..................   I-9
SECTION 4.1.      Registration and Regulation of Buying Fund..................   I-9
SECTION 4.2.      Buying Fund Financial Statements............................   I-9
SECTION 4.3.      No Material Adverse Changes; Contingent Liabilities.........   I-9
SECTION 4.4.      Registration of Buying Fund Shares..........................   I-9
SECTION 4.5.      Accountants.................................................  I-10
SECTION 4.6.      Binding Obligation..........................................  I-10
SECTION 4.7.      No Breaches or Defaults.....................................  I-10
SECTION 4.8.      Permits.....................................................  I-10
SECTION 4.9.      No Actions, Suits or Proceedings............................  I-11
SECTION 4.10.     Taxes.......................................................  I-11

                                                                                PAGE
                                                                                ----
SECTION 4.11.     Representations Concerning the Reorganization...............  I-11
SECTION 4.12.     Prospectus and Statement of Additional Information..........  I-12

ARTICLE 4A  CONDITIONS PRECEDENT WITH RESPECT TO EACH FUND....................  I-12
SECTION 4A.1.     No Governmental Actions.....................................  I-12
SECTION 4A.2.     No Brokers..................................................  I-12
SECTION 4A.3.     Value of Shares.............................................  I-12
SECTION 4A.4.     Intercompany Indebtedness; Consideration....................  I-12
SECTION 4A.5.     Authorizations or Consents..................................  I-12
SECTION 4A.6.     No Bankruptcy Proceedings...................................  I-12

ARTICLE 5  COVENANTS..........................................................  I-13
SECTION 5.1.      Conduct of Business.........................................  I-13
SECTION 5.2.      Expenses....................................................  I-13
SECTION 5.3.      Consents, Approvals and Filings.............................  I-13
SECTION 5.4.      Submission of Plan to Shareholders..........................  I-13

ARTICLE 6  FURTHER CONDITIONS PRECEDENT TO THE REORGANIZATION.................  I-13
SECTION 6.1.      Further Conditions Precedent with respect to Both Funds.....  I-13

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-14
SECTION 7.1.      Termination.................................................  I-14
SECTION 7.2.      Survival After Termination..................................  I-15

ARTICLE 8  MISCELLANEOUS......................................................  I-15
SECTION 8.1.      Governing Law...............................................  I-15
SECTION 8.2.      Binding Effect, Persons Benefiting..........................  I-15
SECTION 8.3.      Obligations of Trust........................................  I-15
SECTION 8.4.      Amendments..................................................  I-15
SECTION 8.5.      Interpretation..............................................  I-15
SECTION 8.6.      Successors and Assigns; Assignment..........................  I-15


Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.3      Certain Contingent Liabilities of Selling Fund
Schedule 3.4(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.3      Certain Contingent Liabilities of Buying Fund
Schedule 4.4(a)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Trust is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.1(i)   Tax Opinions

                             PLAN OF REORGANIZATION

     PLAN OF REORGANIZATION, dated as of July 30, 2003 (this "Plan"), is adopted by AIM Funds Group, a Delaware statutory trust ("Trust"), acting on behalf of AIM Premier Equity II Fund ("Selling Fund") and AIM Premier Equity Fund ("Buying Fund"), each a separate series of Trust.

                                   WITNESSETH

     WHEREAS, Trust is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund and Buying Fund, for sale to the public; and

     WHEREAS, Investment Adviser (as defined below) provides investment advisory services to Trust; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Trust of shares of Buying Fund in the manner set forth in this Plan; and

     WHEREAS, this Plan is intended to be and is adopted by Trust as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the Code (as defined below); and

     WHEREAS, Trust is duly organized, validly existing and in good standing under Applicable Law (as defined below), with all requisite power and authority to adopt this Plan and perform its obligations hereunder.

     NOW, THEREFORE, Trust hereby adopts the following:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Plan, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Applicable Law" means the applicable laws of the State of Delaware, including the Delaware Statutory Trust Act.

     "Auditors" means PricewaterhouseCoopers LLP.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Trust on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or trustee of Trust.

     "Buying Fund" means AIM Premier Equity Fund, a separate series of Trust.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended December 31, 2002.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Plan.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Plan.

     "Closing Date" means October 27, 2003, or any other date Trust determines.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of either Fund, the classes of their shares set forth opposite each other on
Schedule 2.1.

     "Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

     "Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of each Fund.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Fund" means Buying Fund or Selling Fund.

     "Governing Documents" means the organic documents that govern the business and operations of Trust and shall include its Amended and Restated Agreement and Declaration of Trust, as amended, and Amended and Restated Bylaws, as amended.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Adviser" means A I M Advisors, Inc.

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.8 of this Plan.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Plan" means this Plan of Reorganization, together with all Exhibits and Schedules attached hereto and all amendments hereto and thereof.

     "Registration Statement" means the registration statement on Form N-1A of Trust, as amended, 1940 Act Registration No. 811-1540.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Trust of Buying Fund Shares directly to Selling Fund Shareholders as described in this Plan, and the termination of Selling Fund's status as a designated series of shares of Trust.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Selling Fund" means AIM Premier Equity Fund II, a separate series of
Trust.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended December 31, 2002.

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents to consider and vote upon the approval of this Plan, and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Trust.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or any other date Trust determines.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Trust" means AIM Funds Group, a Delaware statutory trust.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Plan.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Custodian for the account of Buying Fund in exchange for the assumption by

Buying Fund of all of the Liabilities of Selling Fund and delivery by Trust directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Plan shall be computed in accordance with the policies and procedures of Selling Fund as described in the Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Plan shall be made by Trust.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Plan have been consummated), to be distributed to Selling Fund Shareholders under this Plan.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Trust shall instruct Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Custodian. Such transfer of assets (which shall be treated for all purposes hereof as delivery thereof by Trust on Selling Fund's behalf to Custodian for Buying Fund's account) shall be made on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Custodian.

     (b) If, on the Closing Date, Trust is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Trust shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of

Trust shall be terminated; provided, however, that the termination of Selling Fund as a designated series of Trust shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Trust. Trust shall provide instructions to the transfer agent of Trust with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Trust shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Trust shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Trust for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Trust.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Trust shall prepare a list setting forth the securities Selling Fund then owns together with the respective Federal income tax bases thereof (including detailed tax basis accounting records for each security to be transferred pursuant to this Plan) and holding periods therefor. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                CONDITIONS PRECEDENT WITH RESPECT TO BUYING FUND

     Trust's obligations to implement this Plan on Buying Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date, any one or more of which Trust may waive:

     SECTION 3.1. Registration and Regulation of Selling Fund. All Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Trust to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.2. Selling Fund Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.3. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Trust. Except as set forth on Schedule 3.3, (a) there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles and (b) no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements which are required to be disclosed in accordance with those principles.

     SECTION 3.4.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than 50% of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this
Section 3.4(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.4(d).

     (e) Trust does not have, and has not had during the six (6) months prior to the date of this Plan, any employees, and shall not hire any employees from and after the date of this Plan through the Closing Date.

     SECTION 3.5. Accountants. Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year ended on the date of the most recent financial statements included in the Selling Fund Financial Statements, are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.6. Binding Obligation. This Plan has been duly adopted by Trust on behalf of Selling Fund and, assuming this Plan has been duly approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Trust enforceable against Trust in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.7. No Breaches or Defaults. The adoption of this Plan by Trust on behalf of Selling Fund and performance by Trust of its obligations hereunder has been duly authorized by all necessary corporate action on the part of Trust, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Trust is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Trust or any property of Selling Fund.

     SECTION 3.8. Permits. Trust has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Trust there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.9. No Actions, Suits or Proceedings. There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Trust, threatened in writing or, if probable of assertion, orally, against Trust affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Trust's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Trust is not, and has not been, to the knowledge of Trust, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.10. Contracts. Trust is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Trust there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.11. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.12.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the

Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2002, and for the short taxable year beginning on January 1, 2003, and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended December 31, 2002, and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.13. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.14. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Plan and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Trust.

     SECTION 3.15. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Plan or any of the transactions contemplated by this Plan.

     SECTION 3.16. Books and Records. The books and records of Trust relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.17. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.18. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Plan.

     SECTION 3.19. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.20. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

                                   ARTICLE 4

               CONDITIONS PRECEDENT WITH RESPECT TO SELLING FUND

     Trust's obligations to implement this Plan on Selling Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date, any one or more of which Trust may waive:

     SECTION 4.1. Registration and Regulation of Buying Fund. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.2. Buying Fund Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.3. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Trust. Except as set forth on Schedule 4.3, (a) there are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles and (b) no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with those principles.

     SECTION 4.4.  Registration of Buying Fund Shares.

     (a) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.4(a). Under its Governing Documents, Trust is authorized to issue the number of shares of each such class that is set forth on Schedule 4.4(a).

     (b) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Trust then in effect.

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Trust's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Trust on Selling Fund's behalf for inclusion in the Combined Proxy Statement/Prospectus.

     (e) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Trust to revoke or rescind any such registration or qualification.

     SECTION 4.5. Accountants. Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year ended on the date of the most recent financial statements included in the Buying Fund Financial Statements, are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.6. Binding Obligation. This Plan has been duly adopted by Trust on behalf of Buying Fund and constitutes the legal, valid and binding obligation of Trust enforceable against Trust in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.7. No Breaches or Defaults. The adoption of this Plan by Trust on behalf of Buying Fund and performance by Trust of its obligations hereunder have been duly authorized by all necessary trust action on the part of Trust and
(i) do not, and on the Closing Date will not, result in any violation of the Governing Documents and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Trust is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Trust or any property of Buying Fund.

     SECTION 4.8. Permits. Trust has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Trust there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.9. No Actions, Suits or Proceedings. There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Trust, threatened in writing or, if probable of assertion, orally, against Trust affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Trust's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Trust is not, and has not been, to the knowledge of Trust, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.10.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.11.  Representations Concerning the Reorganization.

     (a) Trust has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.11(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.4(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.11(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.4(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.12. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

                                   ARTICLE 4A

                 CONDITIONS PRECEDENT WITH RESPECT TO EACH FUND

     Trust's obligations to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date, any one or more of which Trust may waive:

     SECTION 4A.1. No Governmental Actions. There is no pending action, suit or proceeding, nor, to the knowledge of Trust, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Trust before any Governmental Authority which questions the validity or legality of this Plan or of the transactions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     SECTION 4A.2. No Brokers. No broker, finder or similar intermediary has acted for or on behalf of Trust in connection with this Plan or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Trust or any action taken by it.

     SECTION 4A.3. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4A.4. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

     SECTION 4A.5. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Plan, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Trust in connection with the due adoption by Trust of this Plan and the consummation by Trust of the transactions contemplated hereby.

     SECTION 4A.6. No Bankruptcy Proceedings. Trust is not, with respect to either Fund, under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1. Conduct of Business. From the date of this Plan up to and including the Closing Date (or, if earlier, the date upon which this Plan is terminated pursuant to Article 7), Trust shall conduct the business of each Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of each Fund in the ordinary course in all material respects; provided, however, that this Section 5.1 shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.4(d) or any of the combinations of funds set forth on Schedule 5.1.

     SECTION 5.2. Expenses. Selling Fund shall bear the costs and expenses incurred in connection with this Plan and the Reorganization and other transactions contemplated hereby.

     SECTION 5.3. Consents, Approvals and Filings. Trust shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Delaware Statutory Trust Act, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Plan. In addition, Trust shall use its reasonable best efforts (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Trust shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.4. Submission of Plan to Shareholders. Trust shall take all action necessary in accordance with Applicable Law and its Governing Documents to convene the Shareholders Meeting. Trust shall, through its Board of Trustees, recommend to the shareholders of Selling Fund approval of this Plan and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Trust. Trust shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

                                   ARTICLE 6

               FURTHER CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Further Conditions Precedent with Respect to Both Funds. The obligation of Trust to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived by Trust.

     (a) Trust shall have complied with and satisfied in all material respects all agreements and conditions relating to each Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (b) There shall be delivered at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Trust, in such individual's capacity as an officer of Trust and not as an individual, to the effect that the condition specified in Section 6.1(a) has been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Trust certifying as to the accuracy and completeness of the attached Governing Documents of Trust, and resolutions, consents and authorizations of or regarding Trust with respect to the adoption of this Plan and the transactions contemplated hereby.

     (c) The dividend or dividends described in the last sentence of Section 3.12(a) shall have been declared.

     (d) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date, from Governmental Authorities in connection with the adoption of this Plan and the consummation of the transactions contemplated herein by Trust shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (e) This Plan, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (f) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.1(f), assets used by Selling Fund to pay the expenses it incurs in connection with this Plan and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Plan shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (g) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the Trust shall use reasonable efforts to have any such order or injunction vacated.

     (h) The Registration Statement on Form N-14 filed by Trust with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (i) Trust shall have received on or before the Closing Date an opinion of Counsel in form and substance reasonably acceptable to Trust, as to the matters set forth on Schedule 6.1(i). In rendering such opinion, Counsel may request and rely upon representations contained in certificates of officers of Trust and others, and the officers of Trust shall use their best efforts to make available such truthful certificates.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Plan may be terminated by Trust on or prior to the Closing Date:

          (a) if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund;

          (b) if the Closing Date shall not be on or before the Termination
     Date;

          (c) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.4; or

          (d) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Plan is terminated in accordance with Section 7.1 and the Reorganization is not consummated, this Plan shall become void and of no further force and effect with respect to the Reorganization and each Fund, except for the provisions of Section 5.2.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Governing Law. This Plan shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.2. Binding Effect, Persons Benefiting. This Plan shall inure to the benefit of and be binding upon Trust and its successors and assigns. Nothing in this Plan is intended or shall be construed to confer upon any entity or Person other than Trust and its successors and assigns any right, remedy or claim under or by reason of this Plan or any part hereof.

     SECTION 8.3. Obligations of Trust. Trust hereby acknowledges and agrees that each of Buying Fund and Selling Fund is a separate investment portfolio of Trust, that Trust is executing this Plan on behalf of each of Buying Fund and Selling Fund, and that any amounts payable by Trust under or in connection with this Plan shall be payable solely from the revenues and assets of Buying Fund or Selling Fund, as applicable. Trust further acknowledges and agrees that this Plan has been executed by a duly authorized officer of Trust in his or her capacity as an officer of Trust intending to bind Trust as provided herein, and that no officer, trustee or shareholder of Trust shall be personally liable for the liabilities or obligation of Trust incurred hereunder. Finally, Trust acknowledges and agrees that the liabilities and obligations of Selling Fund pursuant to this Plan shall be enforceable against the assets of Buying Fund or Selling Fund, as applicable, only and not against the assets of Trust generally or assets belonging to any other series of Trust.

     SECTION 8.4. Amendments. This Plan may be amended, altered or modified at any time in any manner by Trust's Board of Trustees.

     SECTION 8.5. Interpretation. When a reference is made in this Plan to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Plan unless otherwise indicated. The table of contents and headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan. Whenever the words "include," "includes" or "including" are used in this Plan, they shall be deemed to be followed by the words "without limitation." Each condition contained in Articles 3, 4 or 4A that relates to a general category of a subject matter shall be deemed superseded by a specific condition relating to a subcategory thereof to the extent of such specific condition.

     SECTION 8.6. Successors and Assigns; Assignment. This Plan shall be binding upon and inure to the benefit of Trust, on behalf of Selling Fund and Buying Fund, and its respective successors and assigns. Trust expressly acknowledges and agrees that this Plan shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.4(d).

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                                CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                                SHARES OF BUYING FUND
---------------------------------                               ------------------------
Class A shares..............................................   Class A shares
Class B shares..............................................   Class B shares
Class C shares..............................................   Class C shares
                                                               Class R shares
                                                               Institutional Class shares

                                  SCHEDULE 3.3

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.4(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                               CORRESPONDING NEW FUNDS
-------------                                               -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                         (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. ........................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. ....  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. ............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC. ................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ......................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. .......................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.3

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.4(a)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               TRUST IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
Class A shares..............................................            Unlimited
Class B shares..............................................            Unlimited
Class C shares..............................................            Unlimited
Class R shares..............................................            Unlimited
Institutional Class shares..................................            Unlimited

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity II Fund into AIM Premier Equity Fund

                                SCHEDULE 6.1(i)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM PREMIER EQUITY FUND

                        Supplement dated August 14, 2003
                       to the Prospectus dated May 1, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                     ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                         $50
(includes section 401, 403 and 457 plans,                      investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                          deferrals from Employer-
                                                               Sponsored Retirement
                                                               Plans)
Systematic Purchase Plan                                    50                                            50
IRA, Roth IRA, or Coverdell ESA                            250                                            50
All other accounts                                       1,000                                            50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

          SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE INVESCO
                                     FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

            SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM
                                     FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     AIM PREMIER EQUITY FUND

                     May 1, 2003




                     Prospectus

                     AIM Premier Equity Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

                     --------------------------------------------------------

                     This prospectus contains important information about Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in equity securities, including convertible securities. In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of these categories.

    The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment in the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   18.71%
1994...................................................................    3.28%
1995...................................................................   34.85%
1996...................................................................   14.52%
1997...................................................................   23.95%
1998...................................................................   32.76%
1999...................................................................   29.95%
2000...................................................................  -14.95%
2001...................................................................  -12.99%
2002...................................................................  -30.91%


    The Class A shares' year-to-date total return as of March 31, 2003 was -1.46%.

    During the periods shown in the bar chart, the highest quarterly return was 27.35% (quarter ended December 31, 1998) and the lowest quarterly return was -18.61% (quarter ended June 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
------------------------------------------------------------------------------------------
Class A                                                                          05/01/84
  Return Before Taxes            (34.70)%   (3.58)%     6.94%          --
  Return After Taxes on
    Distributions                (34.70)    (4.58)      5.41           --
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                  (21.30)    (2.52)      5.55           --
Class B                                                                          10/18/93
  Return Before Taxes            (34.79)    (3.52)        --         5.42%
Class C                                                                          08/04/97
  Return Before Taxes            (32.11)    (3.22)        --        (3.00)
Class R(2)                                                                       05/01/84(2)
  Return Before Taxes            (31.08)    (2.72)      7.28           --
------------------------------------------------------------------------------------------
S&P 500(3)                       (22.09)    (0.58)      9.34           --              --
Lipper Large-Cap Core Fund
  Index(4)                       (21.23)    (0.74)      8.04           --              --
------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual, after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compacted to the Standard & Poor's 500 Index.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%      None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.63%     0.63%     0.63%     0.63%

Distribution and/or
Service (12b-1) Fees                        0.25      1.00      1.00      0.50

Other Expenses(5)                           0.31      0.31      0.31      0.31

Total Annual Fund
Operating Expenses(6)                       1.19      1.94      1.94      1.44
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.
(6) The investment advisor has agreed to waive a portion of the management fees on assets in excess of $5 billion. Total Annual Fund Operating Expenses, net of this agreement were 1.17%, 1.92%, 1.92% and 1.48% for Class A, Class B, Class C and Class R, respectively. Termination of this agreement requires approval by the Board of Trustees.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $665     $907     $1,168     $1,914
Class B                                      697      909      1,247      2,070
Class C                                      297      609      1,047      2,264
Class R                                      147      456        787      1,724
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $665     $907     $1,168     $1,914
Class B                                      197      609      1,047      2,070
Class C                                      197      609      1,047      2,264
Class R                                      147      456        787      1,724
--------------------------------------------------------------------------------

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Robert A. Shelton (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a senior portfolio manager for Waddell & Reed.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1991.

- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- Kellie K. Veazey, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the adviser and/or its affiliates since 1995.

    They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Premier Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002, 2001 and 2000 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for prior fiscal years or periods was audited by other public accountants.


                                                                                CLASS A
                                            -------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                               2002             2001         2000(a)             1999(a)          1998(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.87       $    12.51    $     16.28         $     13.40       $    10.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.01)(b)         0.00          (0.04)(b)           (0.01)            0.03
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.35)           (1.63)         (2.42)               3.97             3.46
===========================================================================================================================
    Total from investment operations             (3.36)           (1.63)         (2.46)               3.96             3.49
===========================================================================================================================
Less distributions:
  Dividends from net investment income              --               --             --                  --            (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --            (0.01)         (1.31)              (1.08)           (0.87)
===========================================================================================================================
    Total distributions                             --            (0.01)         (1.31)              (1.08)           (0.90)
===========================================================================================================================
Net asset value, end of period              $     7.51       $    10.87    $     12.51         $     16.28       $    13.40
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 (30.91)%         (12.99)%       (14.95)%             29.95%           32.76%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,642,361       $8,502,699    $11,223,504         $12,640,073       $8,823,094
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.17%(d)         1.08%          1.00%               1.00%            1.00%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.19%(d)         1.12%          1.04%               1.02%            1.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.08)%(d)       (0.03)%        (0.11)%             (0.09)%           0.26%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                             36%              38%            67%                 66%             113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $6,300,168,423.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                               CLASS B
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                               2002             2001         2000(a)           1999(a)          1998(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.30       $    11.94    $     15.73       $     13.08       $    10.63
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.07)(b)        (0.09)         (0.31)(b)         (0.13)(b)        (0.06)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.16)           (1.54)         (2.17)             3.86             3.38
=========================================================================================================================
    Total from investment operations             (3.23)           (1.63)         (2.48)             3.73             3.32
=========================================================================================================================
Less distributions from net realized
  gains                                             --            (0.01)         (1.31)            (1.08)           (0.87)
=========================================================================================================================
Net asset value, end of period              $     7.07       $    10.30    $     11.94       $     15.73       $    13.08
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                 (31.36)%         (13.61)%       (15.65)%           28.94%           31.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,274,489       $9,186,980    $12,491,366       $14,338,087       $9,680,068
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.92%(d)         1.84%          1.77%             1.79%            1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.94%(d)         1.88%          1.81%             1.81%            1.82%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.84)%(d)       (0.79)%        (0.89)%           (0.88)%          (0.54)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                             36%              38%            67%               66%             113%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $6,373,195,661.


                                                                          CLASS C
                                            -------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------
                                              2002           2001       2000(a)         1999(a)        1998(a)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  10.31       $  11.95    $    15.74       $  13.09       $  10.63
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.07)(b)      (0.09)        (0.31)(b)      (0.13)(b)      (0.06)(b)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (3.17)         (1.54)        (2.17)          3.86           3.39
===============================================================================================================
    Total from investment operations           (3.24)         (1.63)        (2.48)          3.73           3.33
===============================================================================================================
Less distributions from net realized
  gains                                           --          (0.01)        (1.31)         (1.08)         (0.87)
===============================================================================================================
Net asset value, end of period              $   7.07       $  10.31    $    11.95       $  15.74       $  13.09
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                               (31.43)%       (13.60)%      (15.62)%        28.92%         31.72%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $444,901       $943,211    $1,262,192       $860,859       $212,095
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.92%(d)       1.84%         1.77%          1.79%          1.80%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.94%(d)       1.88%         1.81%          1.81%          1.82%
===============================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(d)     (0.79)%       (0.88)%        (0.88)%        (0.54)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                           36%            38%           67%            66%           113%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $657,827,376.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                        CLASS R
                                                                -----------------------
                                                                     JUNE 3, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  9.16
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.02)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (1.64)
=======================================================================================
    Total from investment operations                                      (1.66)
=======================================================================================
Net asset value, end of period                                          $  7.50
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (18.12)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $   207
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         1.48%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      1.50%(c)
=======================================================================================
Ratio of net investment income (loss) to average net assets               (0.40)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $84,957.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM PREMIER EQUITY FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               PEQ-PRO-1

                                                                    APPENDIX III


                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BEAR MARKET PERSISTS
THROUGHOUT FISCAL YEAR

The year 2002 was a rough one for equity investing, and also difficult in particular for our fund's investment style. Volatility and uncertainty increased throughout the year in the economy and markets.

   Regrettably, these events again took their toll on fund performance, which retreated for the third consecutive year. The fund also posted returns lower than major market indexes, as shown on page 6 of this report.

RELEVANT MARKET CONDITIONS

Stocks suffered for much of the year as the bear market lingered throughout the year. The economy was helped by strong consumer confidence and retail sales for much of the year. Both auto and home sales were also strong during 2002. But investors remained cautious as reports of accounting and corporate governance misdeeds dominated front-page headlines.

    After experiencing negative Gross Domestic Product growth in mid 2001, the economy rebounded and showed accelerating growth through early 2002. Real GDP in the first quarter grew in excess of 5% on an annualized basis. Growth decelerated in the middle part of 2002, with growth in the second quarter coming in at only 1.25%.

    Markets followed these trends in the economy. They held steady in the first quarter, and declined in the second and third quarters as concerns arose about the deceleration in the economy. The fourth quarter was a good one for equity markets as expectations grew that the economic deceleration had ended.

    After holding short-term interest rates at 1.75% until November, the Federal Reserve Board (the Fed) cut the bank overnight rate by 50 basis points to 1.25%. This was the Fed's only interest rate cut during 2002, yet investor reaction to the central bank's strategy continued to be passive.

    The Conference Board said consumer confidence declined in December. And, initial claims for unemployment benefits rose to 403,000 late in the month. Economists consider any jobless report higher than 400,000 an indicator of a weakening labor market. Further, the national unemployment rate hit 6% in December, the highest level in eight years.

    As the fiscal year closed, there were positive signs. One key measurement of manufacturing activity, the Institute for Supply Management Index, rose to 54.7 points in December from 49.2 points in November. That was the first positive move since August 2002, and the largest gain since June 1991.

    Auto sales also climbed as the year closed, gaining 14% in December. Each of the Big 3 manufacturers posted positive results for December. Low interest rates, strong consumer spending, and positive signs of economic growth were reasons for optimism.

FUND STRATEGIES AND TECHNIQUES

We have made several tactical changes since mid year in response to the volatile economic and market environment.

    We repositioned our structure and process to respond more rapidly to developments in the news or in company fundamentals. We also reorganized our staff of analysts. Our team of analysts had previously worked as generalists.

PORTFOLIO COMPOSITION

As of 12/31/02, based on total net assets

==============================================================================================================================
INVESTMENT TYPE BREAKDOWN             TOP 10 EQUITY HOLDINGS                         TOP 10 INDUSTRIES
==============================================================================================================================

PIE CHART                              1. Pfizer Inc.                         4.0%    1. Diversified Financial Services  11.0%
                                       2. Citigroup Inc.                      3.8     2. Pharmaceuticals                  7.7
COMMON STOCK DOMESTIC       89.4%      3. Microsoft Corp.                     3.5     3. Integrated Oil & Gas             5.8
                                       4. American International Group, Inc.  3.3     4. Broadcasting & Cable TV          5.1
COMMON STOCK INTERNATIONAL   2.9%      5. HCA Inc.                            3.0     5. Computer Hardware                4.1
                                       6. Cox Communications, Inc.-Class A    2.9     6. Multi-Line Insurance             4.1
CASH                         7.7%      7. Exxon Mobil Corp.                   2.8     7. Systems Software                 3.5
                                       8. Target Corp.                        2.7     8. Banks                            3.4
                                       9. Freddie Mac                         2.6     9. General Merchandise Stores       3.2
                                      10. General Electric Co.                2.4    10. Health Care Facilities           3.0

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==============================================================================================================================

However, each team member now specializes in stocks along industry lines. This focus on specific business lines by analysts allows fund managers to make better, faster decisions.

    The changes we have made to our structure and process have not changed what we seek in a given security. We remain focused on earnings growth, value of earnings, and earnings momentum. We have increased the number of holdings in the fund since the beginning of the year--up to 83. Additional holdings allow us to better manage risk for investors, increasingly important in this volatile market.

    We are beginning to see positive signals that the economy is growing. The administration has proposed stimulative fiscal policy, interest rates are low, stock valuations are attractive, and news media reports about the economy are becoming more positive.

    A few stocks of particular interest include:

    o Dell Computer stock was a strong contributor to fund performance. The leading manufacturer of direct-sales personal computers, the company has been consistently profitable in a volatile industry. In addition to a full line of desktop and notebook PCs designed for consumers, Dell offers network servers, workstations, storage systems, and Ethernet switches.

    o Cox Communications provides cable TV service to 6.3 million customers, cable modem service to 1.4 million subscribers and telephone service to 700,000 customers. The company has completed the physical upgrade of the large majority of its physical plant, and is experiencing a reduction in its capital expenditures and a concurrent increase in free cash flow. Performance was hurt by negative news in the industry.

    o UnitedHealth Group is a national leader in forming and operating markets for the exchange of health and well-being services. The company experienced another year of consistent increases in earning estimates, and it made the single largest positive contribution to fund performance for 2002.

IN CLOSING

We know that market conditions in recent years have been largely disappointing, and 2002 in particular was a difficult year. We want to assure you that your fund management team continues to work diligently to meet the fund's investment objective. That is seeking long-term capital growth by investing in stocks of companies that are undervalued relative to the stock market as a whole, with income a secondary objective.

HISTORY SUGGESTS THAT BEAR MARKETS EVENTUALLY END ...

U. S. STOCK MARKET AS REPRESENTED BY S&P 500

================================================================================

                                  [LINE CHART]

12/31/52   26.57     4/30/59    57.59     8/31/65       87.17     11/30/71     93.99      4/28/78     96.83
1/30/53    26.38     5/29/59    58.68     9/30/65       89.96     12/31/71    102.09      5/31/78     97.29
2/27/53     25.9     6/30/59    58.47     10/29/65      92.42     1/31/72     103.94      6/30/78     95.53
3/31/53    25.29     7/31/59    60.51     11/30/65      91.61     2/29/72     106.57      7/31/78    100.68
4/30/53    24.62     8/31/59     59.6     12/31/65      92.43     3/31/72      107.2      8/31/78    103.29
5/29/53    24.54     9/30/59    56.88     12/31/65      92.43     4/28/72     107.67      9/29/78    102.54
6/30/53    24.14     10/30/59   57.52     1/31/66       92.88     5/31/72     109.53      10/31/78    93.15
7/31/53    24.75     11/30/59   58.28     2/28/66       91.22     6/30/72     107.14      11/30/78     94.7
8/31/53    23.32     12/31/59   59.89     3/31/66       89.23     7/31/72     107.39      12/29/78    96.11
9/30/53    23.35     1/29/60    55.61     4/29/66       91.06     8/31/72     111.09      1/31/79     99.93
10/30/53   24.54     2/29/60    56.12     5/31/66       86.13     9/29/72     110.55      2/28/79     96.28
11/30/53   24.76     3/31/60    55.34     6/30/66       84.74     10/31/72    111.58      3/30/79    101.59
12/31/53   24.81     4/29/60    54.37     7/29/66        83.6     11/30/72    116.67      4/30/79    101.76
1/29/54    26.08     5/31/60    55.83     8/31/66        77.1     12/29/72    118.05      5/31/79     99.08
2/26/54    26.15     6/30/60    56.92     9/30/66       76.56     1/31/73     116.03      6/29/79    102.91
3/31/54    26.94     7/29/60    55.51     10/31/66       80.2     2/28/73     111.68      7/31/79    103.81
4/30/54    28.26     8/31/60    56.96     11/30/66      80.45     3/30/73     111.52      8/31/79    109.32
5/31/54    29.19     9/30/60    53.52     12/30/66      80.33     4/30/73     106.97      9/28/79    109.32
6/30/54    29.21     10/31/60   53.39     1/31/67       86.61     5/31/73     104.95      10/31/79   101.82
7/30/54    30.88     11/30/60   55.54     2/28/67       86.78     6/29/73     104.26      11/30/79   106.16
8/31/54    29.83     12/30/60   58.11     3/31/67        90.2     7/31/73     108.22      12/31/79   107.94
9/30/54    32.31     1/31/61    61.78     4/28/67       94.01     8/31/73     104.25      1/31/80    114.16
10/29/54   31.68     2/28/61    63.44     5/31/67       89.08     9/28/73     108.43      2/29/80    113.66
11/30/54   34.24     3/31/61    65.06     6/30/67       90.64     10/31/73    108.29      3/31/80    102.09
12/31/54   35.98     4/28/61    65.31     7/31/67       94.75     11/30/73     95.96      4/30/80    106.29
1/31/55    36.63     5/31/61    66.56     8/31/67       93.64     12/31/73     97.55      5/30/80    111.24
2/28/55    36.76     6/30/61    64.64     9/29/67       96.71     1/31/74      96.57      6/30/80    114.24
3/31/55    36.58     7/31/61    66.76     10/31/67       93.9     2/28/74      96.22      7/31/80    121.67
4/29/55    37.96     8/31/61    68.07     11/30/67         94     3/29/74      93.98      8/29/80    122.38
5/31/55    37.91     9/29/61    66.73     12/29/67      96.47     4/30/74      90.31      9/30/80    125.46
6/30/55    41.03     10/31/61   68.62     1/31/68       92.24     5/31/74      87.28      10/31/80   127.47
7/29/55    43.52     11/30/61   71.32     2/29/68       89.36     6/28/74         86      11/28/80   140.52
8/31/55    43.18     12/29/61   71.55     3/29/68        90.2     7/31/74      79.31      12/31/80   135.76
9/30/55    43.67     1/31/62    68.84     4/30/68       97.59     8/30/74      72.15      1/30/81    129.55
10/31/55   42.34     2/28/62    69.96     5/31/68       98.68     9/30/74      63.54      2/27/81    131.27
11/30/55   45.51     3/30/62    69.55     6/28/68       99.58     10/31/74      73.9      3/31/81       136
12/30/55   45.48     4/30/62    65.24     7/31/68       97.74     11/29/74     69.97      4/30/81    132.81
1/31/56    43.82     5/31/62    59.63     8/30/68       98.86     12/31/74     68.56      5/29/81    132.59
2/29/56    45.34     6/29/62    54.75     9/30/68      102.67     1/31/75      76.98      6/30/81    131.21
3/30/56    48.48     7/31/62    58.23     10/31/68     103.41     2/28/75      81.59      7/31/81    130.92
4/30/56    48.38     8/31/62    59.12     11/29/68     108.37     3/31/75      83.36      8/31/81    122.79
5/31/56     45.2     9/28/62    56.27     12/31/68     103.86     4/30/75       87.3      9/30/81    116.18
6/29/56    46.97     10/31/62   56.52     1/31/69      103.01     5/30/75      91.15      10/30/81   121.89
7/31/56    49.39     11/30/62   62.26     2/28/69       98.13     6/30/75      95.19      11/30/81   126.35
8/31/56    47.51     12/31/62    63.1     3/31/69      101.51     7/31/75      88.75      12/31/81   122.55
9/28/56    45.35     1/31/63     66.2     4/30/69      103.69     8/29/75      86.88      1/29/82     120.4
10/31/56   45.58     2/28/63    64.29     5/30/69      103.46     9/30/75      83.87      2/26/82    113.11
11/30/56   45.08     3/29/63    66.57     6/30/69       97.71     10/31/75     89.04      3/31/82    111.96
12/31/56   46.67     4/30/63     69.8     7/31/69       91.83     11/28/75     91.24      4/30/82    116.44
1/31/57    44.72     5/31/63     70.8     8/29/69       95.51     12/31/75     90.19      5/31/82    111.88
2/28/57    43.26     6/28/63    69.37     9/30/69       93.12     1/30/76     100.86      6/30/82    109.61
3/29/57    44.11     7/31/63    69.13     10/31/69      97.24     2/27/76      99.71      7/30/82    107.09
4/30/57    45.74     8/30/63     72.5     11/28/69      93.81     3/31/76     102.77      8/31/82    119.51
5/31/57    47.43     9/30/63     71.7     12/31/69      92.06     4/30/76     101.64      9/30/82    120.42
6/28/57    47.37     10/31/63   74.01     1/30/70       85.02     5/31/76     100.18      10/29/82   133.71
7/31/57    47.91     11/29/63   73.23     2/27/70        89.5     6/30/76     104.28      11/30/82   138.54
8/30/57    45.22     12/31/63   75.02     3/31/70       89.63     7/30/76     103.44      12/31/82   140.64
9/30/57    42.42     1/31/64    77.04     4/30/70       81.52     8/31/76     102.91      1/31/83     145.3
10/31/57   41.06     2/28/64     77.8     5/29/70       76.55     9/30/76     105.24      2/28/83    148.06
11/29/57   41.72     3/31/64    78.98     6/30/70       72.72     10/29/76     102.9      3/31/83    152.96
12/31/57   39.99     4/30/64    79.46     7/31/70       78.05     11/30/76     102.1      4/29/83    164.42
1/31/58     41.7     5/29/64    80.37     8/31/70       81.52     12/31/76    107.46      5/31/83    162.39
2/28/58    40.84     6/30/64    81.69     9/30/70       84.21     1/31/77     102.03      6/30/83    168.11
3/31/58     42.1     7/31/64    83.18     10/30/70      83.25     2/28/77      99.82      7/29/83    162.56
4/30/58    43.44     8/31/64    81.83     11/30/70       87.2     3/31/77      98.42      8/31/83     164.4
5/30/58    44.09     9/30/64    84.18     12/31/70      92.15     4/29/77      98.44      9/30/83    166.07
6/30/58    45.24     10/30/64   84.86     1/29/71       95.88     5/31/77      96.12      10/31/83   163.55
7/31/58    47.19     11/30/64   84.42     2/26/71       96.75     6/30/77     100.48      11/30/83    166.4
8/29/58    47.75     12/31/64   84.75     3/31/71      100.31     7/29/77      98.85      12/30/83   164.93
9/30/58    50.06     1/29/65    87.56     4/30/71      103.95     8/31/77      96.77      1/31/84    163.41
10/31/58   51.33     2/26/65    87.43     5/31/71       99.63     9/30/77      96.53      2/29/84    157.06
11/28/58   52.48     3/31/65    86.16     6/30/71        99.7     10/31/77     92.34      3/30/84    159.18
12/31/58   55.21     4/30/65    89.11     7/30/71       95.58     11/30/77     94.83      4/30/84    160.05
1/30/59    55.42     5/31/65    88.42     8/31/71       99.03     12/30/77      95.1      5/31/84    150.55
2/27/59    55.41     6/30/65    84.12     9/30/71       98.34     1/31/78      89.25      6/29/84    153.18
3/31/59    55.44     7/30/65    85.25     10/29/71      94.23     2/28/78      87.04      7/31/84    150.66
3/31/78    89.21


8/31/84     166.68      12/31/90    330.22      4/30/97     801.34
9/28/84      166.1      1/31/91     343.93      5/30/97     848.28
10/31/84    166.09      2/28/91     367.07      6/30/97     885.14
11/30/84    163.58      3/29/91     375.22      7/31/97     954.29
12/31/84    167.24      4/30/91     375.34      8/29/97     899.47
1/31/85     179.63      5/31/91     389.83      9/30/97     947.28
2/28/85     181.18      6/28/91     371.16      10/31/97    914.62
3/29/85     180.66      7/31/91     387.81      11/28/97     955.4
4/30/85     179.83      8/30/91     395.43      12/31/97    970.43
5/31/85     189.55      9/30/91     387.86      1/30/98     980.28
6/28/85     191.85      10/31/91    392.45      2/27/98    1049.34
7/31/85     190.92      11/29/91    375.22      3/31/98    1101.75
8/30/85     188.63      12/31/91    417.09      4/30/98    1111.75
9/30/85     182.08      1/31/92     408.79      5/29/98    1090.82
10/31/85    189.82      2/28/92      412.7      6/30/98    1133.84
11/29/85    202.17      3/31/92     403.69      7/31/98    1120.67
12/31/85    211.28      4/30/92     414.95      8/31/98     957.28
1/31/86     211.78      5/29/92     415.35      9/30/98    1017.01
2/28/86     226.92      6/30/92     408.14      10/30/98   1098.67
3/31/86      238.9      7/31/92     424.22      11/30/98   1163.63
4/30/86     235.52      8/31/92     414.03      12/31/98   1229.23
5/30/86     247.35      9/30/92      417.8      1/29/99    1279.64
6/30/86     250.84      10/30/92    418.68      2/26/99    1238.33
7/31/86     236.12      11/30/92    431.35      3/31/99    1286.37
8/29/86     252.93      12/31/92    435.71      4/30/99    1335.18
9/30/86     231.32      1/29/93     438.78      5/31/99    1301.84
10/31/86    243.98      2/26/93     443.38      6/30/99    1372.71
11/28/86    249.22      3/31/93     451.67      7/30/99    1328.72
12/31/86    242.17      4/30/93     440.19      8/31/99    1320.41
1/30/87     274.08      5/31/93     450.19      9/30/99    1282.71
2/27/87      284.2      6/30/93     450.53      10/29/99   1362.93
3/31/87      291.7      7/30/93     448.13      11/30/99   1388.91
4/30/87     288.36      8/31/93     463.56      12/31/99   1469.25
5/29/87      290.1      9/30/93     458.93      1/31/00    1394.46
6/30/87        304      10/29/93    467.83      2/29/00    1366.42
7/31/87     318.66      11/30/93    461.79      3/31/00    1498.58
8/31/87      329.8      12/31/93    466.45      4/28/00    1452.43
9/30/87     321.83      1/31/94     481.61      5/31/00     1420.6
10/30/87    251.79      2/28/94     467.14      6/30/00     1454.6
11/30/87     230.3      3/31/94     445.77      7/31/00    1430.83
12/31/87    247.08      4/29/94     450.91      8/31/00    1517.68
1/29/88     257.07      5/31/94     456.51      9/29/00    1436.51
2/29/88     267.82      6/30/94     444.27      10/31/00    1429.4
3/31/88     258.89      7/29/94     458.26      11/30/00   1314.95
4/29/88     261.33      8/31/94      475.5      12/29/00   1320.28
5/31/88     262.16      9/30/94     462.71      1/31/01    1366.01
6/30/88      273.5      10/31/94    472.35      2/28/01    1239.94
7/29/88     272.02      11/30/94    453.69      3/30/01    1160.33
8/31/88     261.52      12/30/94    459.27      4/30/01    1249.46
9/30/88     271.91      1/31/95     470.42      5/31/01    1255.82
10/31/88    278.97      2/28/95     487.39      6/29/01    1224.42
11/30/88     273.7      3/31/95     500.71      7/31/01    1211.23
12/30/88    277.72      4/28/95     514.71      8/31/01    1133.58
1/31/89     297.47      5/31/95      533.4      9/28/01    1040.94
2/28/89     288.86      6/30/95     544.75      10/31/01   1059.78
3/31/89     294.87      7/31/95     562.06      11/30/01   1139.45
4/28/89     309.64      8/31/95     561.88      12/31/01   1148.08
5/31/89     320.52      9/29/95     584.41      1/31/02     1130.2
6/30/89     317.98      10/31/95     581.5      2/28/02    1106.73
7/31/89     346.08      11/30/95    605.37      3/29/02    1147.39
8/31/89     351.45      12/29/95    615.93      4/30/02    1076.92
9/29/89     349.15      1/31/96     636.02      5/31/02    1067.14
10/31/89    340.36      2/29/96     640.43      6/28/02     989.82
11/30/89    345.99      3/29/96      645.5      7/31/02     911.62
12/29/89     353.4      4/30/96     654.17      8/30/02     916.07
1/31/90     329.08      5/31/96     669.12      9/30/02     815.28
2/28/90     331.89      6/28/96     670.63      10/30/02    890.71
3/30/90     339.94      7/31/96     639.95      11/29/02    936.31
4/30/90      330.8      8/30/96     651.99      12/31/02    879.82
5/31/90     361.23      9/30/96     687.31
6/29/90     358.02      10/31/96    705.27
7/31/90     356.15      11/29/96    757.02
8/31/90     322.56      12/31/96    740.74
9/28/90     306.05      1/31/97     786.16
10/31/90       304      2/28/97     790.82
11/30/90    322.22      3/31/97     757.12

                                                                 Source: Bloomberg LP

================================================================================================================

The last three years have been challenging for equity mutual fund investors. The S&P 500, considered representative of U.S. stock market performance, has declined significantly since hitting an all-time high in early 2000.

    The colored bars on the chart represent bear markets, typically defined as a 20% decline in the stock market. As the chart shows, the 2000-2002 bear market has been more severe and more prolonged than any other in the last 50 years. But it shows that market declines have always ended--and that the stock market has risen over time. While past performance cannot guarantee comparable future results, and while no one can say precisely when the current decline will end, history suggests that bear markets eventually end.

    That is why AIM urges all investors to maintain a long-term investment discipline.

================================================================================

                            PORTFOLIO MANAGEMENT TEAM
                                 AS OF 12/31/02
                           EVAN HARREL, LEAD MANAGER
                                 ROBERT SHELTON
                        ASSISTED BY PREMIER EQUITY TEAM

                          See important fund and index

                         disclosures inside front cover.

                                    [GRAPHIC]

                           For More Information Visit

                               AIMinvestments.com

================================================================================

Number of Holdings: 81
Total Net Assets: $9.39 billion

FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
5/1/84-12/31/02

                                [MOUNTAIN CHART]

              AIM PREMIER
              EQUITY FUND             S&P 500       LIPPER LARGE-CAP
DATE          CLASS A SHARES          INDEX         CORE FUND INDEX
05/01/84          9450                 10000            10000
12/31/84         10384                 10784            10960
12/31/85         12741                 14207            14203
12/31/86         13862                 16860            16337
12/31/87         14689                 17748            16826
12/31/88         17715                 20688            19189
12/31/89         23303                 27232            24668
12/31/90         23743                 26387            23940
12/31/91         34058                 34408            31434
12/31/92         39643                 37028            33857
12/31/93         47057                 40756            37717
12/31/94         48595                 41289            37308
12/31/95         65543                 56782            49159
12/31/96         75054                 69796            58900
12/31/97         93033                 93067            76128
12/31/98        123499                119668            96631
12/31/99        160496                144812           115334
12/31/00        136476                131639           106823
12/31/01        118755                116036            93095
12/31/02         82064                 90402            73316

                                                            Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.
================================================================================

    Your fund's total return includes sales charges, expenses, and management fees. Performance of the fund's Class A, B, C and R shares will differ due to different sales charges and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table do not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares.

    Performance for the indexes does not reflect the effects of taxes either.

    This chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.


FUND RETURNS

AVERAGE ANNUAL TOTAL RETURNS

as of 12/31/02 including sales charges

================================================================================

                                  [HYPO CHART]

CLASS A SHARES
 (Inception (5/1/84)                11.94%)
  10 Years                           6.94
   5 Years                          -3.58
   1 Year                          -34.70

CLASS B SHARES
 Inception (10/18/93)                5.42
  5 Years                           -3.52
  1 Year                           -34.79

CLASS C SHARES
 Inception (8/4/97)                 -3.00
  5 Years                           -3.22
  1 Year                           -32.11

CLASS R SHARES*
  10 Years                           7.28
   5 Years                          -2.72
   1 Year                          -31.08

*Class R shares are generally available only to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, and IRA rollovers from such plans if an AIM Fund was offered. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. Class R share returns do not include a 0.75% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORIC PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FUND VS. INDEXES

Total Returns 12/31/01-12/31/02

excluding sales charges

================================================================================

CLASS A SHARES                      -30.91%
CLASS B SHARES                      -31.36
CLASS C SHARES                      -31.43
CLASS R SHARES                      -31.08
S&P 500 (BROAD MARKET INDEX)        -22.09
(STYLE SPECIFIC INDEX)

LIPPER LARGE CAP CORE FUND INDEX    -21.23
(PEER GROUP)

================================================================================

      EVERY SHAREHOLDER'S VOTE IS IMPORTANT! PLEASE VOTE YOUR PROXY TODAY!


            VOTING BY TELEPHONE                             VOTING BY INTERNET                            VOTING BY MAIL
1.       Read the accompanying Proxy          1.       Read the accompanying Proxy            1.       Read the accompanying Proxy
         Statement and Proxy Card.                     Statement and Proxy Card.                       Statement and Proxy Card.
2.       Call the toll-free number            2.       Go to the Web site                     2.       Please mark, sign and date
         1-888-221-0697.                               www.aiminvestments.com.                         your Proxy Card.
3.       Enter your Control Number listed     3.       Click on the My Account tab.           3.       Return the Proxy Card in the
         on the Proxy Card.                   4.       Click on the 2003 Proxy Information             postage-paid envelope
4.       Follow the recorded instructions.             link.                                           provided or return it to
                                              5.       Follow the instructions provided.               Proxy Tabulator, P.O. Box
                                              6.       Enter your Control Number listed on             9123, Hingham, MA 02043-9723.
                                                       the Proxy Card.


                ------------------------------------------------

                CONTROL NUMBER FOR TELEPHONE OR INTERNET VOTING.

                ------------------------------------------------

                   ****CONTROL NUMBER: 999 999 999 999 99****



PROXY CARD                                                            PROXY CARD
             PROXY SOLICITED BY THE BOARD OF TRUSTEES (THE "BOARD")

                                       OF

                           AIM PREMIER EQUITY II FUND

                  (AN INVESTMENT PORTFOLIO OF AIM FUNDS GROUP)

      PROXY FOR SPECIAL MEETING OF SHAREHOLDERS TO BE HELD OCTOBER 21, 2003

The undersigned hereby appoints Robert H. Graham and Mark H. Williamson, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders on October 21, 2003, at 3:00 p.m., Central Time, and at any adjournment thereof, all of the shares of the fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL AND "FOR" EACH NOMINEE.

NOTE: DO NOT RETURN YOUR PROXY CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

                                       *   PROXY MUST BE SIGNED AND DATED BELOW.

                                       Dated ____________________ 2003


                                       -----------------------------------------



                                       -----------------------------------------
                                            Signature(s) (if held jointly)

                                       NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                       APPEARS ON THIS PROXY CARD. All joint
                                       owners should sign. When signing as
                                       executor, administrator, attorney,
                                       trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

   * PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. * PLEASE DO NOT USE FINE POINT PENS.


                                                              [X]


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING "FOR" EACH PROPOSAL.

1.       To approve a Plan of Reorganization under which all of the assets of            FOR           AGAINST         ABSTAIN
         AIM Premier Equity II Fund, an investment portfolio of AIM Funds Group          [ ]             [ ]             [ ]
         ("Trust"), will be transferred to AIM Premier Equity Fund ("Buying
         Fund"), also an investment portfolio of Trust, Buying Fund will assume the liabilities of AIM Premier Equity II Fund and Trust will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of AIM Premier Equity II Fund and, in connection therewith, the sale of all of AIM Premier Equity II Fund's assets and the termination of AIM Premier Equity II Fund as a designated series of Trust.
                                                                                                      WITHHOLD
2.       To elect sixteen individuals to the Board, each of whom will serve              FOR          AUTHORITY        FOR ALL
         until his or her successor is elected and qualified:                            ALL       FOR ALL NOMINEES    EXCEPT
                                                                                         [ ]             [ ]             [ ]

          01  Bob R. Baker        05  Albert R. Dowden     09  Robert H. Graham    13  Ruth H. Quigley
          02  Frank S. Bayley     06  Edward K. Dunn, Jr.  10  Gerald J. Lewis     14  Louis S. Sklar
          03  James T. Bunch      07  Jack M. Fields       11  Prema Mathai-Davis  15  Larry Soll, Ph.D.
          04  Bruce L. Crockett   08  Carl Frischling      12  Lewis F. Pennock    16  Mark H. Williamson

         TO WITHHOLD YOUR VOTE FOR ANY INDIVIDUAL NOMINEE, MARK THE "FOR ALL  EXCEPT" BOX AND WRITE THE
         NOMINEE'S NUMBER(S) ON THE LINE PROVIDED.


         -----------------------------------------------------------------------

         IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                          PLEASE SIGN ON REVERSE SIDE.

                       ezVote(TM) Consolidated Proxy Card

The top half of this form is your EzVote Consolidated Proxy. It reflects all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the reverse side of the form.

      EVERY SHAREHOLDER'S VOTE IS IMPORTANT! PLEASE VOTE YOUR PROXY TODAY!

                   ****CONTROL NUMBER: 999 999 999 999 99****


PROXY CARD                                                            PROXY CARD

      PROXY SOLICITED BY THE BOARD OF [DIRECTORS] [TRUSTEES] (THE "BOARD")

                                       OF

                            [INSERT PORTFOLIO NAME]

                            [INSERT REGISTRANT NAME]

      PROXY FOR SPECIAL MEETING OF SHAREHOLDERS TO BE HELD OCTOBER 21, 2003

The undersigned hereby appoints [INSERT PROXY NAMES], and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders on October 21, 2003, at 3:00 p.m., Central Time, and at any adjournment thereof, all of the shares of the fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL AND "FOR" EACH NOMINEE.

NOTE: DO NOT RETURN YOUR PROXY CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

                                       *   PROXY MUST BE SIGNED AND DATED BELOW.

                                       Dated ____________________ 2003


                                       -----------------------------------------



                                       -----------------------------------------
                                            Signature(s) (if held jointly)

                                       NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                       APPEARS ON THIS PROXY CARD. All joint
                                       owners should sign. When signing as
                                       executor, administrator, attorney,
                                       trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


              DETACH CONSOLIDATED PROXY CARD AT PERFORATION BELOW.

            VOTING BY TELEPHONE                             VOTING BY INTERNET                            VOTING BY MAIL
1.       Read the accompanying Proxy          1.       Read the accompanying Proxy            1.       Read the accompanying Proxy
         Statement and Proxy Card.                     Statement and Proxy Card.                       Statement and Proxy Card.
2.       Call the toll-free number            2.       Go to the Web site                     2.       Please mark, sign and date
         1-888-221-0697.                               www.aiminvestments.com.                         your Proxy Card.
3.       Enter your Control Number listed     3.       Click on the My Account tab.           3.       Return the Proxy Card in the
         on the Proxy Card.                   4.       Click on the 2003 Proxy Information             postage-paid envelope
4.       Follow the recorded instructions.             link.                                           provided or return it to
                                              5.       Follow the instructions provided.               Proxy Tabulator, P.O. Box
                                              6.       Enter your Control Number listed on             9123, Hingham, MA 02043-9723.
                                                       the Proxy Card.

                               INDIVIDUAL BALLOTS

On the reverse side of this form (and on accompanying pages, if necessary) you will find individual ballots, one for each of your accounts. If you would wish to vote each of these accounts separately, sign in the signature box below, mark each individual ballot to indicate your vote, detach the form at the perforation above and return the individual ballots portion only.

NOTE: IF YOU ELECT TO VOTE EACH ACCOUNT SEPARATELY, DO NOT RETURN THE
      CONSOLIDATED PROXY CARD ABOVE.

                       SIGN BELOW ONLY IF YOU ARE VOTING
                            EACH ACCOUNT SEPARATELY.

Dated _______________________ 2003


                      ____________________________________
                         Signature(s) (if held jointly)

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

   * PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. * PLEASE DO NOT USE FINE POINT PENS.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING "FOR" EACH PROPOSAL.

[PROPOSALS APPEAR HERE]                   FOR           AGAINST         ABSTAIN
                                          [ ]             [ ]             [ ]


                                                       WITHHOLD
                                          FOR          AUTHORITY        FOR ALL
                                          ALL       FOR ALL NOMINEES    EXCEPT
                                          [ ]             [ ]             [ ]


         -----------------------------------------------------------------------

         IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                          PLEASE SIGN ON REVERSE SIDE.

              DETACH CONSOLIDATED PROXY CARD AT PERFORATION BELOW.

                              INDIVIDUAL BALLOT(S)

NOTE: IF YOU HAVE USED THE CONSOLIDATED BALLOT ABOVE, DO NOT VOTE THE INDIVIDUAL
      BALLOT(S) BELOW.


XXX XXXXXXXXXX XXX

JOHN Q. SHAREHOLDER
123 MAIN STREET
ANYTOWN USA 12345                           CONTROL NUMBER
                                          XXX XXX XXX XXX XX

FUND NAME PRINTS HERE

[PROPOSALS APPEAR HERE]                   FOR           AGAINST         ABSTAIN
                                          [ ]             [ ]             [ ]


                                                       WITHHOLD
                                          FOR          AUTHORITY        FOR ALL
                                          ALL       FOR ALL NOMINEES    EXCEPT
                                          [ ]             [ ]             [ ]


                                          FOR           AGAINST         ABSTAIN
                                          [ ]             [ ]             [ ]
                                          [ ]             [ ]             [ ]